Segall Bryant & Hamill Micro Cap Fund AS OF MARCH 31, 2019 (Unaudited)

	Shares	Value
Common Stocks (100.14%)
Communication Services (3.06%)
Interactive Media & Services (0.43%)
DHI Group, Inc.**	6,671	$16,211

Media (2.04%)
AH Belo Corp. - Class A	4,430	16,480
Fluent, Inc.**	4,905	27,566
Gannett Co., Inc.	3,110	32,779
		76,825
Wireless Telecommunication Services (0.59%)
Spok Holdings, Inc.	1,636	22,282
Total Communication Services		115,318

Consumer Discretionary (10.65%)
Auto Components (1.00%)
Strattec Security Corp	127	3,731
Tower International, Inc.	1,607	33,795
		37,526
Distributors (0.11%)
AMCON Distributing Co.	48	4,179

Diversified Consumer Services (1.37%)
Bridgepoint Education, Inc.**	2,964	18,110
K12, Inc.**	629	21,468
Lincoln Educational Services Corp.**	3,948	12,239
		51,817
Hotels, Restaurants & Leisure (0.98%)
Dover Motorsports, Inc.	8,752	17,679
Flanigan's Enterprises, Inc.	523	12,123
J Alexander's Holdings, Inc.**	737	7,238
		37,040
Household Durables (2.24%)
Hamilton Beach Brands Holding Co. - Class B	1,464	31,418
P&F Industries, Inc. - Class A	2,820	23,039
Turtle Beach Corp.**	2,639	29,979
		84,436
Leisure Products (1.35%)
Malibu Boats, Inc.**	420	16,623
MasterCraft Boat Holdings, Inc.**	1,526	34,442
		51,065
Resorts & Casinos (0.29%)
Twin River Worldwide Holdings, Inc.**	368	11,028

Specialty Retail (2.95%)
America's Car-Mart, Inc.**	236	21,556
Cato Corp. - Class A	1,300	19,474
J. Jill, Inc.	1,767	9,701
Shoe Carnival, Inc.	517	17,594
Stage Stores, Inc., 6.82%	13,413	13,815
Vitamin Shoppe, Inc.**	2,211	15,565
Zumiez, Inc.**	540	13,441
		111,146
Textiles, Apparel & Luxury Goods (0.36%)
Jerash Holdings US, Inc.	1,362	10,011
Movado Group, Inc.	101	3,674
		13,685
Total Consumer Discretionary		401,922

Consumer Staples (2.56%)
Food & Staples Retailing (0.40%)
Ingles Markets, Inc. - Class A	347	9,584
Village Super Market, Inc. - Class A	207	5,658
		15,242
Food Products (0.54%)
Alico, Inc.	250	6,802
John B Sanfilippo & Son, Inc.	186	13,368
		20,170
Personal Products (0.41%)
Mannatech, Inc.	216	3,780
Natural Health Trends Corp.	902	11,690
		15,470
Tobacco (1.21%)
Turning Point Brands, Inc.	989	45,583
Total Consumer Staples		96,465

Energy (4.59%)
Oil, Gas & Consumable Fuels (4.59%)
Adams Resources & Energy Inc.	320	12,499
Bonanza Creek Energy, Inc., 79.39%**	832	18,878
DHT Holdings, Inc. (Bermuda)	4,404	19,642
Goodrich Petroleum Corp.**	722	9,819
Hallador Energy Co.	2,901	15,259
Midstates Petroleum Co., Inc.**	2,596	25,363
Northern Oil and Gas, Inc.**	8,655	23,715
Penn Virginia Corp.**	416	18,346
SilverBow Resources, Inc.**	701	16,123
Teekay Tankers Ltd. (Bermuda)	13,949	13,532
		173,176
Total Energy		173,176

Financials (23.25%)
Banks (12.94%)
AmeriServ Financial, Inc.	3,033	12,193
Bank of Commerce Holdings	1,267	13,367
C&F Financial Corp.	160	8,096
Citizens Holding Co.	341	7,690
Emclaire Financial Corp.	1,239	38,161
Financial Institutions, Inc.	1,496	40,661
First Choice Bancorp	1,767	37,990
First Financial Corp.	410	17,220
Glen Burnie Bancorp	1,065	11,300
Middlefield Banc Corp.	324	13,352
MidWestOne Financial Group, Inc.	482	13,134
OFG Bancorp (Puerto Rico)	2,516	49,792
Old Second Bancorp, Inc.	757	9,531
Pacific City Financial Corp.	2,389	41,688
Penns Woods Bancorp, Inc.	272	11,179
Peoples Financial Services Corp.	361	16,332
Premier Financial Bancorp, Inc.	2,395	37,625
Republic Bancorp, Inc. - Class A	390	17,441
Southern National Bancorp of Virginia, Inc.	2,780	40,727
Summit State Bank	1,063	12,309

	Shares	Value
Banks (continued)
United Bancshares, Inc.	543	$12,549
Unity Bancorp, Inc.	559	10,554
West Bancorporation, Inc.	729	15,076
		487,967
Capital Markets (0.89%)
Cowen, Inc.**	2,316	33,559

Consumer Finance (0.29%)
Consumer Portfolio Services, Inc.**	3,191	11,137

Insurance (1.59%)
FedNat Holding Co.	1,015	16,280
Tiptree, Inc.	2,796	17,699
Universal Insurance Holdings, Inc.	843	26,133
		60,112
Mortgage Real Estate Investment Trusts (REITs) (1.61%)
Arlington Asset Investment Corp. - Class A	1,686	13,421
Hunt Cos. Finance Trust, Inc.	3,627	12,658
Western Asset Mortgage Capital Corp.	3,393	34,710
		60,789
Thrifts & Mortgage Finance (5.93%)
Bridgewater Bancshares, Inc.**	1,343	13,846
FS Bancorp, Inc.	268	13,529
Guaranty Federal Bancshares, Inc.	1,203	26,995
IF Bancorp, Inc.	1,128	22,481
Kentucky First Federal Bancorp	1,308	9,810
NMI Holdings, Inc. - Class A**	2,008	51,947
Ottawa Bancorp, Inc.	882	11,704
PB Bancorp, Inc.	2,417	26,805
Sachem Capital Corp.	6,693	30,185
United Community Financial Corp/OH	1,737	16,241
		223,543
Total Financials		877,107

Health Care (26.27%)
Biotechnology (9.86%)
Anika Therapeutics, Inc.**	1,186	35,865
Avid Bioservices, Inc.**	2,816	11,968
BioSpecifics Technologies Corp.**	632	39,393
Caladrius Biosciences, Inc.**	3,359	12,160
Eagle Pharmaceuticals, Inc.**	815	41,149
Enanta Pharmaceuticals, Inc.**	410	39,163
ImmuCell Corp.**	1,398	8,877
PDL BioPharma, Inc.**	7,216	26,843
Repligen Corp.**	734	43,365
Vanda Pharmaceuticals, Inc.**	2,138	39,339
Vericel Corp.**	853	14,936
Xencor, Inc.**	949	29,476
Zymeworks, Inc. (Canada)**	1,817	29,399
		371,933
Health Care Equipment & Supplies (4.68%)
AngioDynamics Inc.**	1,352	30,907
iRadimed Corp.**	375	10,534
Kewaunee Scientific Corp.	726	15,289
Lantheus Holdings, Inc.**	1,313	32,142
Meridian Bioscience, Inc.	2,769	48,762
Pro-Dex, Inc.**	2,687	38,908
		176,542
Health Care Providers & Services (3.74%)
Addus HomeCare Corp.**	372	23,655
CynergisTek, Inc.**	3,703	18,404
Digirad Corp.	22,274	20,307
Ensign Group, Inc.	778	39,826
National HealthCare Corp.	509	38,623
		140,815
Health Care Technology (0.97%)
Computer Programs & Systems, Inc.	1,232	36,578

Life Sciences Tools & Services (2.11%)
Champions Oncology, Inc.**	1,647	16,124
Harvard Bioscience, Inc.**	4,976	21,447
NeoGenomics, Inc.**	2,059	42,127
		79,698
Pharmaceuticals (4.91%)
Amphastar Pharmaceuticals, Inc.**	2,027	41,412
ANI Pharmaceuticals, Inc.**	698	49,237
Aratana Therapeutics, Inc.**	6,145	22,122
Assertio Therapeutics, Inc.**	7,284	36,930
Cocrystal Pharma, Inc.**	2,266	6,186
Lannett Co., Inc.**	1,125	8,854
Osmotica Pharmaceuticals PLC**	1,077	3,877
ProPhase Labs, Inc.	3,512	10,571
Teligent, Inc.**	5,237	6,075
		185,264
Total Health Care		990,830

Industrials (11.39%)
Aerospace & Defense (1.30%)
National Presto Industries, Inc.	96	10,421
Vectrus, Inc.**	1,457	38,741
		49,162
Commercial Services & Supplies (2.80%)
ARC Document Solutions, Inc.**	9,363	20,880
Charah Solutions, Inc.**	973	6,227
Ecology and Environment, Inc. - Class A	1,094	12,034
Ennis, Inc.	844	17,521
McGrath RentCorp	615	34,791
Virco Manufacturing Corp.	3,264	14,133
		105,586
Construction & Engineering (0.69%)
Great Lakes Dredge & Dock Corp.**	2,026	18,052
Northwest Pipe Co.**	323	7,752
		25,804
Electrical Equipment (0.98%)
Atkore International Group, Inc.**	1,723	37,096

Machinery (3.71%)
Chicago Rivet & Machine Co.	408	11,518
Commercial Vehicle Group, Inc.**	5,020	38,503
DMC Global, Inc.	411	20,402
Miller Industries, Inc.	1,207	37,236
Park-Ohio Holdings Corp.	997	32,283
		139,942

	Shares	Value
Professional Services (0.92%)
BG Staffing, Inc.	994	$21,709
DLH Holdings Corp.**	1,997	12,781
		34,490
Road & Rail (0.84%)
ArcBest Corp.	1,031	31,744

Trading Companies & Distributors (0.15%)
CAI International, Inc.**	245	5,684
Total Industrials		429,508

Information Technology (10.33%)
Communications Equipment (1.65%)
Communications Systems, Inc.	1,037	2,748
Comtech Telecommunications Corp.	565	13,119
Ituran Location and Control, Ltd. (Israel)	1,066	36,404
Network-1 Technologies, Inc.	1,754	4,560
Ribbon Communications, Inc.**	1,045	5,382
		62,213
Electronic Equipment, Instruments & Components (2.21%)
Hollysys Automation Technologies, Ltd. (China)	1,419	29,714
KEMET Corp.	2,207	37,453
PCM, Inc.**	315	11,538
Richardson Electronics, Ltd./United States	677	4,590
		83,295
IT Services (2.15%)
Carbonite, Inc.**	441	10,941
Endava PLC ADR (Great Britain)**	454	12,485
Innodata, Inc.**	1,814	2,304
Perficient, Inc.**	1,748	47,878
Unisys Corp.**	652	7,609
		81,217
Semiconductors & Semiconductor Equipment (2.22%)
inTEST Corp.**	999	6,713
Photronics, Inc.**	4,541	42,913
SMART Global Holdings, Inc.**	397	7,622
Synaptics, Inc.**	665	26,434
		83,682
Software (2.10%)
Finjan Holdings, Inc.**	996	2,918
Mind CTI Ltd. (Israel)	1,127	2,435
MiX Telematics, Ltd. ADR (South Africa)	2,175	36,257
Zix Corp.**	5,457	37,544
		79,154
Total Information Technology		389,561

Materials (2.33%)
Chemicals (0.17%)
Advanced Emissions Solutions Inc.	546	6,312

Metals & Mining (1.45%)
Caledonia Mining Corp. PLC (South Africa)	3,639	21,923
Friedman Industries, Inc.	2,722	20,878
Ramaco Resources, Inc.**	2,069	12,000
		54,801
Paper & Forest Products (0.71%)
Verso Corp. - Class A**	1,256	26,903
Total Materials		88,016

Real Estate (4.52%)
Equity Real Estate Investment Trusts (REITs) (3.62%)
Braemar Hotels & Resorts, Inc.	973	11,880
Condor Hospitality Trust, Inc.	4,791	43,119
CorEnergy Infrastructure Trust, Inc.	608	22,344
Global Medical REIT, Inc.	3,774	37,061
Preferred Apartment Communities, Inc.	914	13,546
Whitestone REIT	718	8,630
		136,580
Real Estate Management & Development (0.90%)
RMR Group, Inc. - Class A	555	33,844
Total Real Estate		170,424

Utilities (1.19%)
Electric Utilities (0.60%)
Genie Energy, Ltd.	2,665	22,652

Multi-Utilities (0.59%)
Unitil Corp.	415	22,481
Total Utilities		45,133

Total Common Stocks
(Cost $3,482,902)		3,777,460

Total Investments (100.14%)
(Cost $3,482,902)		$3,777,460

Liabilities Less Other Assets (-0.14%)		(5,440)

Net Assets (100.00%)		$3,772,020

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

Segall Bryant & Hamill Small Cap Value Dividend Fund AS OF MARCH 31, 2019 (Unaudited)

	Shares	Value
Common Stocks (96.59%)
Communication Services (1.53%)
Media (1.53%)
John Wiley & Sons, Inc. - Class A	35,020	$1,548,584
Total Communication Services		1,548,584

Consumer Discretionary (9.23%)
Diversified Consumer Services (1.42%)
Graham Holdings Co. - Class B	2,100	1,434,678

Household Durables (1.40%)
MDC Holdings, Inc.	48,580	1,411,735

Leisure Products (0.42%)
Johnson Outdoors, Inc. - Class A	5,936	423,593

Specialty Retail (5.99%)
American Eagle Outfitters, Inc.	102,620	2,275,085
Caleres, Inc.	44,450	1,097,471
Children's Place, Inc.	16,470	1,602,202
Designer Brands Inc	47,920	1,064,782
		6,039,540
Total Consumer Discretionary		9,309,546

Consumer Staples (1.77%)
Food Products (1.77%)
Flowers Foods, Inc.	83,531	1,780,881
Total Consumer Staples		1,780,881

Energy (8.60%)
Energy Equipment & Services (2.25%)
Liberty Oilfield Services, Inc. - Class A	66,625	1,025,359
Solaris Oilfield Infrastructure, Inc. - Class A	75,680	1,244,179
		2,269,538
Oil, Gas & Consumable Fuels (6.35%)
CVR Energy, Inc.	44,305	1,825,366
Enerplus Corp. (Canada)	391,406	3,291,724
Range Resources Corp.	115,113	1,293,870
		6,410,960
Total Energy		8,680,498

Financials (28.94%)
Banks (14.51%)
First Interstate BancSystem, Inc.	36,340	1,447,059
FNB Corp.	197,976	2,098,546
Glacier Bancorp, Inc.	24,707	990,009
Great Western Bancorp, Inc.	31,240	986,872
Independent Bank Corp.	23,420	1,897,254
Lakeland Financial Corp.	22,165	1,002,301
Umpqua Holdings Corp.	142,619	2,353,213
Union Bankshares Corp.	73,030	2,361,060
Wintrust Financial Corp.	22,347	1,504,624
		14,640,938
Capital Markets (1.45%)
BGC Partners, Inc. - Class A	274,725	1,458,790

Insurance (6.27%)
Axis Capital Holdings, Ltd. (Bermuda)	36,260	1,986,323
CNO Financial Group, Inc.	85,440	1,382,419
The Hanover Insurance Group Inc., 55.84%	15,590	1,779,910
ProAssurance Corp.	34,125	1,181,066
		6,329,718
Mortgage Real Estate Investment Trusts (REITs) (0.99%)
Redwood Trust, Inc., 105.82%	62,140	1,003,561

Thrifts & Mortgage Finance (5.72%)
Northwest Bancshares, Inc.	61,676	1,046,642
Radian Group, Inc.	133,351	2,765,700
Washington Federal, Inc.	67,688	1,955,506
		5,767,848
Total Financials		29,200,855

Health Care (5.21%)
Health Care Equipment & Supplies (0.40%)
Meridian Bioscience, Inc.	22,862	402,600

Health Care Providers & Services (2.57%)
Ensign Group, Inc.	50,650	2,592,773

Pharmaceuticals (2.24%)
Phibro Animal Health Corp. - Class A	68,394	2,257,002
Total Health Care		5,252,375

	Shares	Value
Industrials (7.65%)
Construction & Engineering (2.31%)
Primoris Services Corp.	112,940	$2,335,599

Electrical Equipment (1.42%)
EnerSys	6,837	445,499
GrafTech International, Ltd.	77,070	985,726
		1,431,225
Machinery (2.11%)
Greenbrier Cos., Inc.	4,914	158,378
ITT, Inc.	33,945	1,968,810
		2,127,188
Road & Rail (1.81%)
Schneider National, Inc. - Class B	86,540	1,821,667
Total Industrials		7,715,679

Information Technology (12.28%)
Communications Equipment (2.51%)
InterDigital, Inc.	38,410	2,534,292

Electronic Equipment, Instruments & Components (1.12%)
MTS Systems Corp.	20,800	1,132,768

IT Services (3.63%)
MAXIMUS Inc	28,245	2,004,830
TTEC Holdings, Inc.	45,720	1,656,436
		3,661,266
Semiconductors & Semiconductor Equipment (1.01%)
Cohu, Inc.	68,730	1,013,767

Software (4.01%)
j2 Global Inc.	20,410	1,767,506
TiVo Corp.	244,630	2,279,952
		4,047,458
Total Information Technology		12,389,551

Materials (3.87%)
Chemicals (1.74%)
Huntsman Corp.	78,035	1,755,007

Metals & Mining (2.13%)
Cleveland-Cliffs, Inc.	112,405	1,122,926
Warrior Met Coal, Inc.	33,850	1,029,040
		2,151,966
Total Materials		3,906,973

Real Estate (11.93%)
Equity Real Estate Investment Trusts (REITs) (10.65%)
Americold Realty Trust	71,543	2,182,777
Corporate Office Properties Trust	66,985	1,828,690
GEO Group, Inc.	98,108	1,883,674
Physicians Realty Trust	50,145	943,227
QTS Realty Trust, Inc. - Class A	47,320	2,128,927
STAG Industrial, Inc.	59,850	1,774,553
		10,741,848
Real Estate Management & Development (1.28%)
Newmark Group, Inc. - Class A	154,798	1,291,018
Total Real Estate		12,032,866

Utilities (5.58%)
Gas Utilities (5.58%)
National Fuel Gas Co.	40,245	2,453,335
Southwest Gas Holdings, Inc.	38,575	3,173,180
		5,626,515
Total Utilities		5,626,515

Total Common Stocks
(Cost $91,245,253)		97,444,323

Money Market Mutual Funds (5.88%)
Goldman Sachs Government Fund, (7 Day Yield 2.324%)	5,929,359	5,929,359
Total Money Market Mutual Funds
(Cost $5,929,359)		5,929,359

Total Investments (102.47%)
(Cost $97,174,612)		$103,373,682

Liabilities Less Other Assets (-2.47%)		(2,487,743)

Net Assets (100.00%)		$100,885,939

See Notes to Quarterly Statements of Investments.

Segall Bryant & Hamill Small Cap Growth Fund AS OF MARCH 31, 2019 (Unaudited)

	Shares	Value
Common Stocks (96.00%)
Communication Services (5.16%)
Diversified Telecommunication Services (1.79%)
Cogent Communications Holdings, Inc.	25,245	$1,369,541

Entertainment (1.44%)
Lions Gate Entertainment Corp. - Class A	70,845	1,097,004
Interactive Media & Services (1.01%)
Eventbrite, Inc. - Class A**	40,210	770,826

Media (0.92%)
New York Times Co. - Class A	21,366	701,873
Total Communication Services		3,939,244

Consumer Discretionary (8.67%)
Diversified Consumer Services (4.06%)
Bright Horizons Family Solutions, Inc.**	12,955	1,646,710
Grand Canyon Education, Inc.**	12,712	1,455,651
		3,102,361
Hotels, Restaurants & Leisure (2.17%)
Churchill Downs, Inc.	9,768	881,660
Jack in the Box, Inc.	9,589	777,284
		1,658,944
Leisure Products (0.76%)
Callaway Golf Co.	36,229	577,128

Multiline Retail (1.68%)
Ollie's Bargain Outlet Holdings, Inc.**	15,042	1,283,534
Total Consumer Discretionary		6,621,967

Consumer Staples (2.47%)
Beverages (1.45%)
MGP Ingredients, Inc.	14,325	1,105,174

Food Products (1.02%)
Simply Good Foods Co.**	37,804	778,384
Total Consumer Staples		1,883,558

Energy (1.74%)
Oil, Gas & Consumable Fuels (1.74%)
Centennial Resource Development, Inc. - Class A**	46,176	405,887
PDC Energy, Inc.**	14,492	589,535
SRC Energy, Inc.**	65,417	334,935
		1,330,357
Total Energy		1,330,357

Financials (9.84%)
Banks (2.10%)
Bank OZK	17,282	500,832
Eagle Bancorp, Inc.**	22,057	1,107,262
		1,608,094
Capital Markets (2.13%)
Evercore Partners, Inc. - Class A	8,564	779,324
Focus Financial Partners, Inc. - Class A**	23,696	844,525
		1,623,849
Insurance (3.82%)
AMERISAFE, Inc.	11,957	710,246
Goosehead Insurance, Inc. - Class A	35,525	990,437
Trupanion, Inc.**	37,061	1,213,377
		2,914,060
Thrifts & Mortgage Finance (1.79%)
LendingTree, Inc.**	1,703	598,707
Meridian Bancorp, Inc.	49,082	770,096
		1,368,803
Total Financials		7,514,806

Health Care (22.43%)
Biotechnology (1.94%)
Amicus Therapeutics, Inc.**	54,638	743,077
Array BioPharma, Inc.**	30,366	740,323
		1,483,400
Health Care Equipment & Supplies (8.83%)
Cardiovascular Systems Inc.**	23,005	889,373
Glaukos Corp.**	10,907	854,782
Globus Medical, Inc. - Class A**	31,723	1,567,433
Inogen, Inc.**	7,873	750,848
LivaNova PLC (Great Britain)**	11,304	1,099,314
Masimo Corp.**	11,445	1,582,615
		6,744,365
Health Care Providers & Services (2.75%)
Amedisys, Inc.**	11,074	1,364,981
BioTelemetry, Inc.**	11,726	734,282
		2,099,263
Health Care Technology (4.83%)
Medidata Solutions, Inc.**	14,005	1,025,726
Omnicell, Inc.**	17,730	1,433,293
Teladoc Health, Inc.**	22,083	1,227,815
		3,686,834
Life Sciences Tools & Services (1.14%)
PRA Health Sciences, Inc.**	7,873	868,313

Pharmaceuticals (2.94%)
Catalent, Inc.**	28,945	1,174,878
Intersect ENT, Inc.**	14,991	481,961
Pacira Pharmaceuticals, Inc.**	15,554	591,985
		2,248,824
Total Health Care		17,130,999

Industrials (12.97%)
Aerospace & Defense (3.30%)
Hexcel Corp.	22,070	1,526,361
Mercury Systems, Inc.**	15,554	996,701
		2,523,062
Commercial Services & Supplies (2.53%)
Healthcare Services Group, Inc.	23,389	771,603

	Shares	Value
Commercial Services & Supplies (continued)
Ritchie Bros Auctioneers, Inc. (Canada)	34,181	$1,162,154
		1,933,757
Electrical Equipment (2.86%)
Generac Holdings, Inc.**	21,981	1,126,086
TPI Composites, Inc.**	36,843	1,054,447
		2,180,533
Machinery (1.34%)
Proto Labs, Inc.**	9,717	1,021,645

Professional Services (1.89%)
Huron Consulting Group, Inc.**	22,800	1,076,616
Upwork Inc**	19,253	368,503
		1,445,119
Road & Rail (1.05%)
Saia, Inc.**	13,071	798,638
Total Industrials		9,902,754

Information Technology (27.67%)
IT Services (4.38%)
EPAM Systems, Inc.**	10,856	1,836,075
MAXIMUS, Inc.	21,277	1,510,242
		3,346,317
Semiconductors & Semiconductor Equipment (7.28%)
Entegris, Inc.	39,737	1,418,213
Inphi Corp.**	32,516	1,422,250
Monolithic Power Systems, Inc.	11,355	1,538,489
Silicon Laboratories, Inc.**	14,530	1,174,896
		5,553,848
Software (16.01%)
2U, Inc.**	17,794	1,260,705
Envestnet, Inc.**	31,249	2,043,372
Everbridge, Inc.**	19,702	1,477,847
Fair Isaac Corp.**	4,429	1,203,049
FireEye, Inc.**	47,802	802,596
Globant SA (Argentina)**	14,786	1,055,720
Instructure, Inc.**	23,990	1,130,409
New Relic, Inc.**	8,411	830,166
RealPage, Inc.**	18,063	1,096,243
Zendesk, Inc.**	15,618	1,327,530
		12,227,637
Total Information Technology		21,127,802

Materials (3.33%)
Chemicals (3.33%)
Ingevity Corp.**	12,277	1,296,574
Livent Corp.**	31,672	388,932
PolyOne Corp.	29,367	860,747
		2,546,253
Total Materials		2,546,253

Real Estate (1.72%)
Equity Real Estate Investment Trusts (REITs) (1.72%)
QTS Realty Trust, Inc. - Class A	29,201	1,313,753
Total Real Estate		1,313,753

Total Common Stocks
(Cost $61,456,232)		73,311,493

Money Market Mutual Funds (4.02%)
Goldman Sachs Government Fund, (7 Day Yield 2.324%)	3,070,494	3,070,494
Total Money Market Mutual Funds
(Cost $3,070,494)		3,070,494

Total Investments (100.02%)
(Cost $64,526,726)		$76,381,987

Liabilities Less Other Assets (-0.02%)		(18,713)

Net Assets (100.00%)		$76,363,274

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

Segall Bryant & Hamill Smid Cap Value Dividend Fund AS OF MARCH 31, 2019 (Unaudited)

	Shares	Value
Common Stocks (99.52%)
Communication Services (3.33%)
Entertainment (2.00%)
Viacom, Inc. - Class B	699	$19,621

Media (1.33%)
John Wiley & Sons, Inc. - Class A	295	13,045
Total Communication Services		32,666

Consumer Discretionary (7.24%)
Diversified Consumer Services (1.39%)
Graham Holdings Co. - Class B	20	13,663

Hotels, Restaurants & Leisure (1.79%)
Six Flags Entertainment Corp.	356	17,569

Household Durables (1.31%)
MDC Holdings, Inc.	440	12,786

Specialty Retail (2.75%)
American Eagle Outfitters, Inc.	635	14,078
Children's Place, Inc.	132	12,841
		26,919
Total Consumer Discretionary		70,937

Consumer Staples (3.10%)
Food Products (3.10%)
Flowers Foods, Inc.	783	16,694
Lamb Weston Holdings, Inc.	182	13,639
		30,333
Total Consumer Staples		30,333

Energy (6.45%)
Energy Equipment & Services (0.66%)
Liberty Oilfield Services, Inc. - Class A	421	6,479

Oil, Gas & Consumable Fuels (5.79%)
CVR Energy, Inc.	496	20,435
Enerplus Corp. (Canada)	2,491	20,949
Range Resources Corp.	1,360	15,287
		56,671
Total Energy		63,150

Financials (22.32%)
Banks (11.40%)
BOK Financial Corp.	108	8,807
FNB Corp.	1,610	17,066
Glacier Bancorp, Inc.	405	16,228
Independent Bank Corp.	155	12,557
Investors Bancorp, Inc.	1,912	22,657
KeyCorp	999	15,734
Union Bankshares Corp.	577	18,655
		111,704
Consumer Finance (0.98%)
Navient Corp.	829	9,592

Diversified Financial Services (1.99%)
Voya Financial, Inc.	389	19,434

Insurance (4.78%)
Axis Capital Holdings, Ltd. (Bermuda)	259	14,188
CNO Financial Group, Inc.	788	12,750
Everest Re Group, Ltd. (Bermuda)	92	19,868
		46,806
Thrifts & Mortgage Finance (3.17%)
Radian Group, Inc.	1,498	31,069
Total Financials		218,605

Health Care (4.14%)
Biotechnology (0.98%)
Grifols SA ADR (Spain)	478	9,612

Health Care Providers & Services (1.45%)
Ensign Group, Inc.	277	14,180

Pharmaceuticals (1.71%)
Phibro Animal Health Corp. - Class A	508	16,764
Total Health Care		40,556

Industrials (11.76%)
Aerospace & Defense (1.62%)
CAE, Inc. (Canada)	716	15,859

Construction & Engineering (1.73%)
Primoris Services Corp.	817	16,896

Machinery (4.64%)
ITT, Inc.	399	23,142
Oshkosh Corp.	297	22,314
		45,456
Road & Rail (3.77%)
Kansas City Southern	185	21,456
Schneider National, Inc. - Class B	737	15,514
		36,970
Total Industrials		115,181

Information Technology (11.74%)
Communications Equipment (2.22%)
InterDigital, Inc.	330	21,773

	Shares	Value
Electronic Equipment, Instruments & Components (0.93%)
Dolby Laboratories, Inc. - Class A	144	$9,068

IT Services (4.39%)
Genpact, Ltd.	275	9,675
MAXIMUS, Inc.	140	9,937
TTEC Holdings, Inc.	645	23,368
		42,980
Semiconductors & Semiconductor Equipment (0.95%)
Skyworks Solutions, Inc.	113	9,320

Software (3.25%)
j2 Global, Inc.	199	17,234
TiVo Corp.	1,572	14,651
		31,885
Total Information Technology		115,026

Materials (5.61%)
Chemicals (2.17%)
Mosaic Co.	779	21,274

Metals & Mining (3.44%)
Cleveland-Cliffs, Inc.	1,806	18,042
Warrior Met Coal, Inc.	515	15,656
		33,698
Total Materials		54,972

Real Estate (15.04%)
Equity Real Estate Investment Trusts (REITs) (15.04%)
Americold Realty Trust	686	20,930
Corporate Office Properties Trust	545	14,878
CyrusOne, Inc.	329	17,253
Gaming and Leisure Properties, Inc.	503	19,401
GEO Group, Inc.	763	14,650
Invitation Homes, Inc.	780	18,977
STAG Industrial, Inc.	585	17,345
Sun Communities, Inc.	202	23,941
		147,375
Total Real Estate		147,375

Utilities (8.79%)
Gas Utilities (4.53%)
National Fuel Gas Co.	338	20,605
Southwest Gas Holdings, Inc.	289	23,773
		44,378
Independent Power and Renewable Electricity Producers (2.07%)
Vistra Energy Corp.	780	20,303

Multi-Utilities (2.19%)
CenterPoint Energy, Inc.	698	21,429
Total Utilities		86,110

Total Common Stocks
(Cost $962,937)		974,911

Money Market Mutual Funds (0.98%)
Goldman Sachs Government Fund, (7 Day Yield 2.324%)	9,581	9,581
Total Money Market Mutual Funds
(Cost $9,581)		9,581

Total Investments (100.50%)
(Cost $972,518)		$984,492

Liabilities Less Other Assets (-0.50%)		(4,902)

Net Assets (100.00%)		$979,590

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

Segall Bryant & Hamill Mid Cap Value Dividend Fund AS OF MARCH 31, 2019 (Unaudited)

	Shares	Value
Common Stocks (97.14%)
Communication Services (4.69%)
Diversified Telecommunication Services (2.17%)
TELUS Corp. (Canada)	54,830	$2,030,903

Entertainment (2.52%)
Viacom, Inc. - Class B	84,180	2,362,933
Total Communication Services		4,393,836

Consumer Discretionary (8.51%)
Hotels, Restaurants & Leisure (2.33%)
Six Flags Entertainment Corp.	44,150	2,178,802

Household Durables (2.07%)
DR Horton, Inc.	46,900	1,940,722

Internet & Direct Marketing Retail (2.42%)
Expedia Group, Inc.	19,000	2,261,000

Leisure Products (1.69%)
Hasbro, Inc.	18,630	1,583,923
Total Consumer Discretionary		7,964,447

Consumer Staples (4.69%)
Beverages (1.84%)
Molson Coors Brewing Co. - Class B	28,900	1,723,885

Food Products (2.85%)
Flowers Foods, Inc.	76,714	1,635,542
Lamb Weston Holdings, Inc.	13,785	1,033,048
		2,668,590
Total Consumer Staples		4,392,475

Energy (4.68%)
Oil, Gas & Consumable Fuels (4.68%)
Enerplus Corp. (Canada)	316,680	2,663,279
Range Resources Corp.	152,345	1,712,358
		4,375,637
Total Energy		4,375,637

Financials (21.88%)
Banks (9.75%)
BOK Financial Corp.	18,574	1,514,710
FNB Corp.	174,777	1,852,636
Investors Bancorp, Inc.	179,490	2,126,956
KeyCorp	134,255	2,114,516
People's United Financial, Inc.	92,200	1,515,768
		9,124,586
Capital Markets (1.51%)
Ameriprise Financial, Inc.	11,047	1,415,121

Consumer Finance (1.27%)
Navient Corp.	102,655	1,187,718

Diversified Financial Services (1.68%)
Voya Financial, Inc.	31,558	1,576,638

Insurance (5.64%)
Everest Re Group, Ltd. (Bermuda)	9,980	2,155,281
Hartford Financial Services Group, Inc.	34,800	1,730,256
Principal Financial Group, Inc.	27,815	1,396,035
		5,281,572
Thrifts & Mortgage Finance (2.03%)
Radian Group, Inc.	91,685	1,901,547
Total Financials		20,487,182

Health Care (7.30%)
Biotechnology (2.65%)
Grifols SA ADR (Spain)	123,490	2,483,384

Health Care Providers & Services (3.15%)
AmerisourceBergen Corp.	16,045	1,275,898
Quest Diagnostics, Inc.	18,617	1,674,041
		2,949,939
Health Care Technology (1.50%)
Cerner Corp.**	24,480	1,400,501
Total Health Care		6,833,824

Industrials (8.43%)
Aerospace & Defense (1.07%)
CAE, Inc. (Canada)	45,135	999,740

Commercial Services & Supplies (1.95%)
Republic Services, Inc.	22,750	1,828,645

Machinery (1.92%)
Oshkosh Corp.	23,950	1,799,363

Road & Rail (3.49%)
Kansas City Southern	28,120	3,261,358
Total Industrials		7,889,106

Information Technology (9.92%)
Communications Equipment (1.38%)
InterDigital, Inc.	19,570	1,291,229

Electronic Equipment, Instruments & Components (1.71%)
Dolby Laboratories, Inc. - Class A	25,440	1,601,957

IT Services (5.81%)
Amdocs, Ltd.	29,285	1,584,611
Genpact, Ltd.	56,370	1,983,097
MAXIMUS, Inc.	26,385	1,872,807
		5,440,515

	Shares	Value
Semiconductors & Semiconductor Equipment (1.02%)
Skyworks Solutions, Inc.	11,580	$955,118
Total Information Technology		9,288,819

Materials (2.53%)
Chemicals (2.53%)
Huntsman Corp.	47,575	1,069,962
Mosaic Co.	47,666	1,301,758
		2,371,720
Total Materials		2,371,720

Real Estate (13.27%)
Equity Real Estate Investment Trusts (REITs) (13.27%)
Americold Realty Trust	64,855	1,978,726
Corporate Office Properties Trust	75,595	2,063,743
CyrusOne, Inc.	35,850	1,879,974
Gaming and Leisure Properties, Inc.	60,095	2,317,864
Invitation Homes, Inc.	83,350	2,027,906
Sun Communities, Inc.	18,200	2,157,064
		12,425,277
Total Real Estate		12,425,277

Utilities (11.24%)
Electric Utilities (1.01%)
Xcel Energy, Inc.	16,875	948,544

Gas Utilities (4.40%)
National Fuel Gas Co.	31,600	1,926,336
Southwest Gas Holdings, Inc.	26,656	2,192,722
		4,119,058
Independent Power and Renewable Electricity Producers (2.57%)
Vistra Energy Corp.	92,300	2,402,569

Multi-Utilities (3.26%)
CenterPoint Energy, Inc.	68,800	2,112,160
Public Service Enterprise Group, Inc.	15,871	942,896
		3,055,056
Total Utilities		10,525,227

Total Common Stocks
(Cost $86,307,596)		90,947,550

Money Market Mutual Funds (3.97%)
Goldman Sachs Government Fund, (7 Day Yield 2.324%)	3,718,426	3,718,426
Total Money Market Mutual Funds
(Cost $3,718,426)		3,718,426

Total Investments (101.11%)
(Cost $90,026,022)		$94,665,976

Liabilities Less Other Assets (-1.11%)		(1,041,094)

Net Assets (100.00%)		$93,624,882

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

Segall Bryant & Hamill Large Cap Dividend Fund AS OF MARCH 31, 2019 (Unaudited)

	Shares	Value
Common Stocks (96.89%)
Consumer Discretionary (20.55%)
Hotels, Restaurants & Leisure (8.95%)
Starbucks Corp.	5,450	$405,153
Yum! Brands, Inc.	4,548	453,936
		859,089
Multiline Retail (4.05%)
Target Corp.	4,838	388,298

Specialty Retail (3.85%)
Lowe's Cos., Inc.	3,374	369,352

Textiles, Apparel & Luxury Goods (3.70%)
Ralph Lauren Corp.	2,740	355,323
Total Consumer Discretionary		1,972,062

Consumer Staples (12.31%)
Food & Staples Retailing (4.15%)
Walmart, Inc.	4,082	398,117

Food Products (3.96%)
General Mills, Inc.	7,350	380,363

Household Products (4.20%)
Kimberly-Clark Corp.	3,252	402,923
Total Consumer Staples		1,181,403

Energy (3.89%)
Oil, Gas & Consumable Fuels (3.89%)
Occidental Petroleum Corp.	5,640	373,368
Total Energy		373,368

Financials (9.99%)
Banks (3.43%)
US Bancorp	6,845	329,861

Insurance (6.56%)
Chubb, Ltd. (Switzerland)	2,525	353,702
Prudential Financial, Inc.	3,000	275,640
		629,342
Total Financials		959,203

Health Care (12.78%)
Biotechnology (5.83%)
AbbVie, Inc.	3,186	256,760
Gilead Sciences, Inc.	4,653	302,491
		559,251
Health Care Providers & Services (2.47%)
Cardinal Health, Inc.	4,925	237,139

Pharmaceuticals (4.48%)
Pfizer, Inc.	10,132	430,306
Total Health Care		1,226,696

Industrials (8.18%)
Aerospace & Defense (3.82%)
L3 Technologies, Inc.	1,777	366,719

Road & Rail (4.36%)
CSX Corp.	5,600	418,992
Total Industrials		785,711

Information Technology (18.36%)
IT Services (7.35%)
Broadridge Financial Solutions, Inc.	3,738	387,593
International Business Machines Corp.	2,250	317,475
		705,068
Semiconductors & Semiconductor Equipment (11.01%)
Broadcom, Inc.	1,400	420,994
QUALCOMM, Inc.	5,647	322,049
Xilinx, Inc.	2,475	313,805
		1,056,848
Total Information Technology		1,761,916

Materials (2.86%)
Chemicals (2.86%)
Eastman Chemical Co.	3,616	274,382
Total Materials		274,382

Utilities (7.97%)
Electric Utilities (4.19%)
Exelon Corp.	8,030	402,544

Multi-Utilities (3.78%)
Public Service Enterprise Group, Inc.	6,100	362,401
Total Utilities		764,945

Total Common Stocks
(Cost $7,749,706)		9,299,686

Money Market Mutual Funds (4.17%)
Goldman Sachs Government Fund, (7 Day Yield 2.324%)	400,069	400,069
Total Money Market Mutual Funds
(Cost $400,069)		400,069

Value
Total Investments (101.06%)
(Cost $8,149,775)	$9,699,755

Liabilities Less Other Assets (-1.06%)	(102,072)

Net Assets (100.00%)	$9,597,683

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

Segall Bryant & Hamill Fundamental International Small Cap Fund AS OF MARCH 31, 2019 (Unaudited)

	Shares	Value
Common Stocks (94.42%)
Communication Services (17.11%)
Interactive Media & Services (14.91%)
Autohome, Inc. ADR (China)**	10,143	$1,066,232
LIFULL Co., Ltd. (Japan)	224,784	1,176,349
MarkLines Co., Ltd. (Japan)	89,111	1,165,044
Momo, Inc. Sponsored ADR (China)**	17,500	669,200
ZIGExN Co., Ltd. (Japan)	118,442	625,179
		4,702,004
Wireless Telecommunication Services (2.20%)
Amaysim Australia, Ltd. (Australia)**	1,498,904	691,793
Total Communication Services		5,393,797

Consumer Discretionary (20.53%)
Diversified Consumer Services (4.31%)
Fu Shou Yuan International Group, Ltd. (China)	1,141,847	1,047,306
IBJ, Inc. (Japan)	38,808	312,691
		1,359,997
Hotels, Restaurants & Leisure (7.88%)
Arcland Service Holdings Co., Ltd. (Japan)	26,708	488,952
Corporate Travel Management, Ltd. (Australia)	26,601	480,890
MTY Food Group, Inc. (Canada)	16,239	714,645
Yossix Co., Ltd. (Japan)	24,915	800,301
		2,484,788
Internet & Direct Marketing Retail (6.65%)
Just Eat PLC (United Kingdom)**	46,583	455,647
Webjet, Ltd. (Australia)	158,879	1,641,415
		2,097,062
Specialty Retail (1.69%)
Vertu Motors PLC (United Kingdom)	1,158,136	531,339
Total Consumer Discretionary		6,473,186

Consumer Staples (6.06%)
Food Products (4.97%)
Yihai International Holding, Ltd. (China)	351,732	1,566,001

Personal Products (1.09%)
BWX, Ltd. (Australia)	213,975	344,888
Total Consumer Staples		1,910,889

Financials (8.43%)
Capital Markets (6.16%)
Azimut Holding SpA (Italy)	50,869	864,494
M&A Capital Partners Co., Ltd. (Japan)**	9,556	434,560
Sanne Group PLC (Jersey)	91,555	643,928
		1,942,982
Thrifts & Mortgage Finance (2.27%)
Mortgage Advice Bureau Holdings, Ltd. (United Kingdom)	93,749	714,305
Total Financials		2,657,287

Health Care (3.73%)
Health Care Providers & Services (1.95%)
National Veterinary Care, Ltd. (Australia)	455,119	613,999

Pharmaceuticals (1.78%)
China Medical System Holdings, Ltd. (China)	578,970	561,272
Total Health Care		1,175,271

Industrials (10.71%)
Commercial Services & Supplies (5.53%)
Boyd Group Income Fund (Canada)	9,475	974,975
Clipper Logistics PLC (Great Britain)	221,833	768,544
		1,743,519
Industrial Conglomerates (0.45%)
BGF Co., Ltd. (South Korea)	19,769	142,464

Professional Services (3.05%)
Nihon M&A Center, Inc. (Japan)	17,330	473,788
SMS Co., Ltd. (Japan)	26,990	486,808
		960,596
Trading Companies & Distributors (1.68%)
IMCD NV (Netherlands)	6,970	530,492
Total Industrials		3,377,071

Information Technology (27.38%)
IT Services (15.08%)
Appen, Ltd. (Australia)	41,550	657,317
CANCOM SE (Germany)	32,500	1,464,838
Citadel Group, Ltd. (Australia)	104,218	546,860
Keywords Studios PLC (Ireland)	90,969	1,369,659
Softcat PLC (United Kingdom)	66,265	716,347
		4,755,021
Software (12.30%)
Constellation Software, Inc. (Canada)	1,515	1,283,898
Fortnox AB (Sweden)	125,004	1,263,848
Logo Yazilim Sanayi Ve Ticaret AS (Turkey)**	72,757	511,537

	Shares	Value
Software (continued)
Magic Software Enterprises, Ltd. (Israel)	97,751	$817,199
		3,876,482
Total Information Technology		8,631,503

Real Estate (0.47%)
Real Estate Management & Development (0.47%)
Japan Property Management Center Co., Ltd. (Japan)	20,811	148,905
Total Real Estate		148,905

Total Common Stocks
(Cost $22,078,131)		29,767,909

Money Market Mutual Funds (6.46%)
Goldman Sachs Government Fund, (7 Day Yield 2.324%)	2,038,119	2,038,119
Total Money Market Mutual Funds
(Cost $2,038,119)		2,038,119

Total Investments (100.88%)
(Cost $24,116,250)		$31,806,028

Liabilities Less Other Assets (-0.88%)		(277,756)

Net Assets (100.00%)		$31,528,272

Country Breakdown as of March 31, 2019
Country	Market Value	%
Japan	$6,112,577	19.39%
Australia	4,977,162	15.79%
China	4,910,011	15.57%
Canada	2,973,518	9.43%
United Kingdom	2,417,638	7.67%
United States	2,038,119	6.46%
Germany	1,464,838	4.65%
Ireland	1,369,659	4.34%
Sweden	1,263,848	4.01%
Italy	864,494	2.74%
Israel	817,199	2.59%
Great Britain	768,544	2.44%
Jersey	643,928	2.04%
Netherlands	530,492	1.68%
Turkey	511,537	1.63%
South Korea	142,464	0.45%
Total Investments	31,806,028	100.88%
Liabilities in Excess of Other Assets	(277,756)	(0.88%)
Net Assets	$31,528,272	100.00%

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS (a)

						Unrealized
Contract	Contracted	Purchase/Sale	Expiration	Value On	Current	Appreciation/
Description	Amount	Contract	Date	Settlement Date	Value	(Depreciation)
AED	213,752	Purchase	06/18/2019	$58,161	$58,186	$25
CHF	1,673,782	Purchase	06/18/2019	1,674,392	1,693,454	19,062
GBP	430,492	Sale	06/18/2019	567,769	562,885	4,884
HKD	22,846,773	Sale	06/18/2019	2,917,377	2,917,304	73
IDR	4,039,818,110	Purchase	06/18/2019	279,324	280,864	1,540
INR	110,936,954	Purchase	06/18/2019	1,561,825	1,585,352	23,527
JPY	311,736,152	Purchase	06/18/2019	2,818,232	2,829,942	11,710
MXN	6,344,977	Purchase	06/18/2019	320,438	322,822	2,384
NOK	7,380,447	Purchase	06/18/2019	848,065	858,293	10,228
NZD	570,223	Purchase	06/18/2019	386,372	388,908	2,536
QAR	404,523	Purchase	06/18/2019	111,077	111,113	36
RUB	4,882,896	Purchase	06/18/2019	72,705	73,579	874
SEK	2,516,677	Purchase	06/18/2019	269,519	272,282	2,763
SGD	869,145	Purchase	06/18/2019	640,341	642,261	1,920
THB	13,817,408	Purchase	06/18/2019	435,922	436,282	360
TRY	2,512,019	Sale	06/18/2019	434,973	419,870	15,103
TWD	63,970,709	Purchase	06/18/2019	2,081,251	2,085,714	4,463
ZAR	8,639,912	Purchase	06/18/2019	588,481	593,208	4,727
						$106,215

AUD	10,838,692	Sale	06/18/2019	$7,627,165	$7,707,187	$(80,022)
BRL	2,808,885	Purchase	06/18/2019	719,953	713,315	(6,638)
CAD	474,291	Sale	06/18/2019	353,677	355,607	(1,930)
CLP	125,395,634	Purchase	06/18/2019	188,235	184,264	(3,971)
COP	115,002,237	Purchase	06/18/2019	36,763	35,924	(839)
CZK	119,602	Purchase	06/18/2019	5,254	5,209	(45)
DKK	4,499,179	Purchase	06/18/2019	683,872	680,827	(3,045)
EUR	3,777,493	Purchase	06/18/2019	4,280,076	4,265,511	(14,565)
HUF	4,423,333	Purchase	06/18/2019	15,825	15,536	(289)
ILS	1,947,450	Purchase	06/18/2019	540,628	539,005	(1,623)
KRW	1,685,177,272	Purchase	06/18/2019	1,492,326	1,488,178	(4,148)
PEN	35,002	Purchase	06/18/2019	10,544	10,514	(30)
PHP	5,799,534	Purchase	06/18/2019	110,078	109,695	(383)
PLN	482,291	Purchase	06/18/2019	126,088	125,927	(161)
						$(117,689)

(a)	As of March 31, 2019, BNY Mellon is the counterparty for all Forward Foreign Currency Contracts.

See Notes to Quarterly Statements of Investments.

Segall Bryant & Hamill Global Large Cap Fund AS OF MARCH 31, 2019 (Unaudited)

	Shares	Value
Common Stocks (97.89%)
Communication Services (2.72%)
Wireless Telecommunication Services (2.72%)
KDDI Corp. (Japan)	60,200	$1,295,470
Total Communication Services		1,295,470

Consumer Discretionary (16.35%)
Auto Components (2.39%)
Bridgestone Corp. (Japan)	29,600	1,139,345

Automobiles (3.12%)
Toyota Motor Corp. (Japan)	25,400	1,486,690

Hotels, Restaurants & Leisure (7.34%)
Starbucks Corp.	23,300	1,732,122
Whitbread PLC (Great Britain)	26,628	1,761,134
		3,493,256
Specialty Retail (3.50%)
Lowe's Cos., Inc.	15,200	1,663,944
Total Consumer Discretionary		7,783,235

Consumer Staples (14.13%)
Food & Staples Retailing (3.59%)
Walmart, Inc.	17,527	1,709,408

Food Products (3.89%)
Nestle SA ADR (Switzerland)	19,445	1,853,497

Household Products (3.84%)
Kimberly-Clark Corp.	14,764	1,829,260

Tobacco (2.81%)
British American Tobacco PLC ADR (Great Britain)	32,000	1,335,040
Total Consumer Staples		6,727,205

Energy (6.63%)
Oil, Gas & Consumable Fuels (6.63%)
Koninklijke Vopak NV (Netherlands)	35,200	1,684,456
Occidental Petroleum Corp.	22,283	1,475,135
		3,159,591
Total Energy		3,159,591

Financials (13.39%)
Banks (3.06%)
US Bancorp	30,206	1,455,627

Insurance (10.33%)
Chubb, Ltd. (Switzerland)	11,800	1,652,944
Helvetia Holding AG (Switzerland)	2,949	1,800,645
Power Financial Corp. (Canada)	62,700	1,464,806
		4,918,395
Total Financials		6,374,022

Health Care (12.89%)
Biotechnology (3.09%)
AbbVie, Inc.	18,244	1,470,284

Pharmaceuticals (9.80%)
Bayer AG (Germany)	16,200	1,046,728
Novartis AG ADR (Switzerland)	19,310	1,856,463
Roche Holding AG (Switzerland)	6,400	1,763,334
		4,666,525
Total Health Care		6,136,809

Industrials (8.88%)
Commercial Services & Supplies (3.15%)
Brambles, Ltd. (Australia)	179,300	1,497,189

Professional Services (5.73%)
Adecco Group AG (Switzerland)	21,700	1,157,624
RELX PLC (Great Britain)	73,500	1,571,409
		2,729,033
Total Industrials		4,226,222

Information Technology (14.11%)
IT Services (3.51%)
Broadridge Financial Solutions, Inc.	16,100	1,669,409

Semiconductors & Semiconductor Equipment (6.76%)
Broadcom, Inc.	6,000	1,804,260
QUALCOMM, Inc.	24,837	1,416,454
		3,220,714
Software (3.84%)
Sage Group PLC (Great Britain)	200,052	1,827,032
Total Information Technology		6,717,155

Materials (3.81%)
Chemicals (3.81%)
Koninklijke DSM NV (Netherlands)	16,659	1,815,652
Total Materials		1,815,652

Utilities (4.98%)
Electric Utilities (3.26%)
Exelon Corp.	31,000	1,554,030

	Shares	Value
Multi-Utilities (1.72%)
Public Service Enterprise Group, Inc.	13,800	$819,858
Total Utilities		2,373,888

Total Common Stocks
(Cost $37,586,960)		46,609,249

Money Market Mutual Funds (0.03%)
Goldman Sachs Government Fund, (7 Day Yield 2.324%)	13,173	13,173
Total Money Market Mutual Funds
(Cost $13,173)		13,173

Total Investments (97.92%)
(Cost $37,600,133)		$46,622,422

Other Assets Less Liabilities (2.08%)		990,751

Net Assets (100.00%)		$47,613,173

Country Breakdown as of March 31, 2019
Country	Market Value	%
United States	$18,612,964	39.10%
Switzerland	10,084,507	21.17%
Great Britain	6,494,615	13.65%
Japan	3,921,505	8.23%
Netherlands	3,500,108	7.34%
Australia	1,497,189	3.15%
Canada	1,464,806	3.08%
Germany	1,046,728	2.20%
Total Investments	46,622,422	97.92%
Other Assets in Excess of Liabilities	990,751	2.08%
Net Assets	$47,613,173	100.00%

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

Segall Bryant & Hamill Short Term Plus Fund AS OF MARCH 31, 2019 (Unaudited)

	Principal Amount	Value
Corporate Bonds (82.93%)
Financial Institutions (9.94%)
Auto Manufacturers (1.75%)
General Motors Financial Co., Inc.:
4.20%, 11/06/21	$40,000	$40,764

Banking (0.85%)
American Express Credit Corp.:
2.38%, 05/26/20	20,000	19,935

Insurance (0.81%)
Chubb INA Holdings, Inc.:
2.30%, 11/03/20	19,000	18,908

Machinery-Diversified (2.83%)
CNH Industrial Capital LLC:
4.88%, 04/01/21	45,000	46,237
John Deere Capital Corp.:
3M US L + 0.24%, 03/12/21	20,000	19,963
		66,200
REITS (3.70%)
AvalonBay Communities, Inc.:
Series GMTN, 3.95%, 01/15/21	15,000	15,264
Crown Castle International Corp.:
3.40%, 02/15/21	40,000	40,338
Weyerhaeuser Co.:
4.70%, 03/15/21	30,000	30,842
		86,444
Total Financial Institutions		232,251

Industrial (69.34%)
Basic Industry (5.80%)
DowDuPont, Inc.:
3.77%, 11/15/20	20,000	20,348
Eastman Chemical Co.:
2.70%, 01/15/20	45,000	44,967
Packaging Corp. of America:
2.45%, 12/15/20	25,000	24,832
Sherwin-Williams Co.:
7.25%, 06/15/19	45,000	45,391
		135,538
Capital Goods (8.93%)
Amphenol Corp.:
3.13%, 09/15/21	45,000	45,391
Ball Corp.:
4.38%, 12/15/20	46,000	46,690
Masco Corp.:
3.50%, 04/01/21	45,000	45,313
Roper Technologies, Inc.:
3.00%, 12/15/20	45,000	45,095
Xylem, Inc.:
4.88%, 10/01/21	25,000	26,164
		208,653
Chemicals (0.64%)
Airgas, Inc.:
2.38%, 02/15/20	15,000	14,953

Communications (8.24%)
21st Century Fox America, Inc.:
4.50%, 02/15/21	45,000	46,100
American Tower Corp.:
2.80%, 06/01/20	20,000	19,987
AT&T, Inc.:
2.45%, 06/30/20	20,000	19,915
Moody's Corp.:
3.25%, 06/07/21	20,000	20,168
NBCUniversal Media LLC:
5.15%, 04/30/20	40,000	41,008
Omnicom Group, Inc. / Omnicom Capital, Inc.:
6.25%, 07/15/19	45,000	45,412
		192,590
Consumer Cyclical (5.46%)
Best Buy Co., Inc.:
5.50%, 03/15/21	45,000	46,901
Carnival Corp.:
3.95%, 10/15/20	40,000	40,738
Royal Caribbean Cruises, Ltd.:
2.65%, 11/28/20	20,000	19,979
Starbucks Corp.:
2.10%, 02/04/21	20,000	19,822
		127,440
Consumer Non-Cyclical (11.05%)
Anheuser-Busch InBev Finance, Inc.:
2.65%, 02/01/21	20,000	19,970

	Principal Amount	Value
Consumer Non-Cyclical (continued)
Coca-Cola Co.:
1.38%, 05/30/19	$20,000	$19,950
Constellation Brands, Inc.:
3.88%, 11/15/19	46,000	46,242
CVS Health Corp.:
2.80%, 07/20/20	40,000	39,963
HCA, Inc.:
4.25%, 10/15/19	45,000	45,231
Kraft Heinz Foods Co.:
5.38%, 02/10/20	45,000	45,918
Kroger Co.:
6.15%, 01/15/20	20,000	20,513
Quest Diagnostics, Inc.:
4.75%, 01/30/20	20,000	20,304
		258,091
Electrical Components & Equipment (1.95%)
Emerson Electric Co.:
4.88%, 10/15/19	45,000	45,519

Energy - Independent (2.88%)
Apache Corp.:
3.63%, 02/01/21	25,000	25,292
Valero Energy Corp.:
6.13%, 02/01/20	41,000	42,073
		67,365
Energy - Midstream (7.63%)
Enterprise Products Operating LLC:
5.25%, 01/31/20	45,000	45,854
Kinder Morgan Energy Partners LP:
6.85%, 02/15/20	40,000	41,293
Magellan Midstream Partners LP:
4.25%, 02/01/21	45,000	46,087
Williams Cos., Inc.:
5.25%, 03/15/20	44,000	44,934
		178,168
Household Products (1.94%)
Avery Dennison Corp.:
5.38%, 04/15/20	20,000	20,410
Church & Dwight Co., Inc.:
2.45%, 12/15/19	25,000	24,904
		45,314
Internet (2.05%)
Expedia Group, Inc.:
5.95%, 08/15/20	46,000	47,806

Mining (1.76%)
Teck Resources, Ltd. (Canada):
4.75%, 01/15/22	40,000	41,005

Transportation (11.01%)
Canadian National Railway Co. (Canada):
2.40%, 02/03/20	45,000	44,888
Continental Airlines 2010-1 Class A Pass Through Trust:
Series A, 4.75%, 01/12/21	10,998	11,222
Continental Airlines 2012-1 Class B Pass Through Trust:
Series B, 6.25%, 04/11/20	13,277	13,511
CSX Transportation, Inc.:
9.75%, 06/15/20	20,000	21,642
Delta Air Lines 2010-2 Class A Pass Through Trust:
Series 2A, 4.95%, 05/23/19	42,524	42,627
FedEx Corp.:
2.30%, 02/01/20	50,000	49,787
Kansas City Southern:
2.35%, 05/15/20	49,000	48,663
Norfolk Southern Corp.:
5.90%, 06/15/19	20,000	20,123
United Parcel Service, Inc.:
5.13%, 04/01/19	5,000	5,000
		257,463
Total Industrial		1,574,514

Utility (3.65%)
Electric (3.65%)
NextEra Energy Capital Holdings, Inc.:
3M US L + 0.40%, 08/21/20	20,000	19,962
Public Service Co. of Oklahoma:
5.15%, 12/01/19	20,000	20,329
Public Service Electric & Gas Co.:
Series I, 1.80%, 06/01/19	20,000	19,971
WEC Energy Group, Inc.:
2.45%, 06/15/20	25,000	24,924
		85,186

	Principal Amount	Value
Total Utility		$86,186

Total Corporate Bonds
(Cost $1,929,704)		1,937,342

Municipal Bonds (3.07%)
General Obligation Unltd (0.44%)
Build America Bonds (0.44%)
State of Maryland:
4.20%, 03/01/21	$10,000	10,292
Total General Obligation Unltd		10,292

Revenue Bonds (2.63%)
Development (0.43%)
New York State Urban Development Corp.:
2.79%, 03/15/21	10,000	10,055

General (2.20%)
City of Industry CA:
6.75%, 01/01/20	50,000	51,478
Total Revenue Bonds		61,533

Total Municipal Bonds
(Cost $71,545)		71,825

Asset Backed Securities (4.45%)
BA Credit Card Trust:
Series 2017-A1, Class A1, 1.95%, 03/15/20	20,000	19,877
Capital One Multi-Asset Execution Trust:
Series 2014-A4, Class A4, 1M US L + 0.36%, 08/15/19	33,000	33,031
Honda Auto Receivables 2017-3 Owner Trust:
Series 2017-3, Class A2, 1.57%, 02/19/19	7,541	7,538
John Deere Owner Trust 2016:
Series 2016-A, Class A3, 1.36%, 04/15/20	1,668	1,667
John Deere Owner Trust 2017-B:
Series 2017-B, Class A3, 1.82%, 10/15/21	3,000	2,981
Toyota Auto Receivables 2017-B Owner Trust:
Series 2017-B, Class A3, 1.76%, 07/15/21	4,630	4,605
Toyota Auto Receivables 2018-B Owner Trust:
Series 2018-B, Class A2A, 2.64%, 03/15/21	15,938	15,935
Verizon Owner Trust 2018-A:
Series 2018-A, Class A1A, 3.23%, 11/20/21	18,000	18,219

Total Asset Backed Securities
(Cost $103,254)		103,853

U.S. Treasury Bonds & Notes (7.04%)
United States Treasury
1.63%, 12/31/19	75,000	74,545
1.38%, 09/30/20	25,000	24,640
3.38%, 11/15/19	65,000	65,361
		164,546

Total U.S. Treasury Bonds & Notes
(Cost $164,437)		164,546

	Shares	Value
Money Market Mutual Funds (6.15%)
Goldman Sachs Government Fund, (7 Day Yield 2.324%)	143,548	143,548
Total Money Market Mutual Funds
(Cost $143,548)		143,548

Total Investments (103.64%)
(Cost $2,412,488)		$2,421,114

Liabilities Less Other Assets (-3.64%)		(85,131)

Net Assets (100.00%)		$2,335,983

See Notes to Quarterly Statements of Investments.

Segall Bryant & Hamill Plus Bond Fund AS OF MARCH 31, 2019 (Unaudited)

	Shares	Value
Preferred Stocks (0.09%)
Financial Institutions (0.09%)
Banking (0.09%)
First Tennessee Bank NA - 144A, 3.75%(a)(b)	1,500	$1,096,242
Total Financial Institutions		1,096,242

Total Preferred Stocks
(Cost $1,500,000)		1,096,242

	Principal Amount
Corporate Bonds (41.16%)
Financial Institutions (13.94%)
Banking (5.55%)
BB&T Corp.:
2.85%, 10/26/24	$6,150,000	6,115,980
Capital One Financial Corp.:
3.20%, 02/05/25	11,640,000	11,402,144
First Tennessee Bank NA:
2.95%, 12/01/19	10,975,000	10,967,428
JPMorgan Chase & Co.:
4.50%, 01/24/22	9,000,000	9,412,147
KeyCorp:
5.10%, 03/24/21	11,825,000	12,339,755
PNC Bank NA:
2.70%, 11/01/22	6,675,000	6,645,111
RBC USA Holdco Corp.:
5.25%, 09/15/20	1,900,000	1,961,950
UBS AG:
Series GMTN, 4.88%, 08/04/20	11,375,000	11,693,541
		70,538,056
Broker/Asset Managers/Exchanges (1.86%)
Cboe Global Markets, Inc.:
3.65%, 01/12/27	11,900,000	12,053,557
FMR LLC - 144A:
6.45%, 11/15/39(a)	2,575,000	3,347,603
7.49%, 06/15/19(a)	8,100,000	8,173,159
		23,574,319
Finance Companies (2.45%)
Aircastle, Ltd.:
5.00%, 04/01/23	7,350,000	7,641,676
Aviation Capital Group LLC - 144A:
3.88%, 05/01/23(a)	9,175,000	9,207,152
General Electric Co.:
Series D, 3M US L + 3.33%, Perpetual Maturity(b)	10,762,000	10,030,722
Provident Funding Associates LP / PFG Finance Corp. - 144A:
6.38%, 06/15/25(a)	4,725,000	4,299,750
		31,179,300
Insurance (1.46%)
Massachusetts Mutual Life Insurance Co. - 144A:
8.88%, 06/01/39(a)	1,414,000	2,225,926
Northwestern Mutual Life Insurance Co. - 144A:
3.85%, 09/30/47(a)	8,050,000	7,832,612
PartnerRe Finance B LLC:
5.50%, 06/01/20	8,216,000	8,431,099
		18,489,637
Real Estate Investment Trust (REITs) (2.62%)
Federal Realty Investment Trust:
3.00%, 08/01/22	2,020,000	2,016,773
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.:
5.63%, 05/01/24	2,000,000	2,090,000
MPT Operating Partnership LP / MPT Finance Corp.:
5.00%, 10/15/27	6,175,000	6,283,063
Ventas Realty LP:
3.50%, 04/15/24	3,000,000	3,037,020
4.40%, 01/15/29	2,955,000	3,082,126
Washington Real Estate Investment Trust:
3.95%, 10/15/22	2,025,000	2,072,703
4.95%, 10/01/20	13,825,000	14,051,962
Weingarten Realty Investors:
6.64%, 07/15/26	545,000	615,979
		33,249,626
Total Financial Institutions		177,030,938

Industrial (24.43%)
Basic Industry (2.11%)
DowDuPont, Inc.:
4.21%, 11/15/23	5,250,000	5,492,274
Teck Resources, Ltd. (Canada):
4.75%, 01/15/22	1,350,000	1,383,930
8.50%, 06/01/24(a)	8,500,000	9,113,828
West Fraser Timber Co., Ltd. - 144A (Canada):
4.35%, 10/15/24(a)	10,675,000	10,738,020
		26,728,052
Capital Goods (4.58%)
Airbus Finance BV - 144A (Netherlands):
2.70%, 04/17/23(a)	1,950,000	1,939,823

	Principal Amount	Value
Capital Goods (continued)
Amphenol Corp.:
3.13%, 09/15/21	$3,375,000	$3,404,327
4.00%, 02/01/22	6,575,000	6,765,806
Avery Dennison Corp.:
4.88%, 12/06/28	7,075,000	7,580,304
Ball Corp.:
4.00%, 11/15/23	2,675,000	2,695,062
CNH Industrial NV (United Kingdom):
4.50%, 08/15/23	3,275,000	3,397,813
Hexcel Corp.:
3.95%, 02/15/27	5,220,000	5,226,872
4.70%, 08/15/25	3,781,000	3,898,127
Huntington Ingalls Industries, Inc. - 144A:
5.00%, 11/15/25(a)	8,550,000	8,763,750
Masco Corp.:
6.50%, 08/15/32	5,530,000	6,298,168
Roper Technologies, Inc.:
3.65%, 09/15/23	7,991,000	8,166,503
		58,136,555
Communications (3.92%)
America Movil SAB de CV (Mexico):
5.00%, 10/16/19	6,975,000	7,062,108
American Tower Corp.:
5.90%, 11/01/21	3,575,000	3,827,436
AT&T, Inc.:
4.55%, 03/09/49	3,577,000	3,384,384
5.15%, 11/15/46	5,475,000	5,629,091
CCO Holdings LLC / CCO Holdings Capital Corp. - 144A:
5.88%, 04/01/24(a)	6,000,000	6,270,660
Comcast Corp.:
3.95%, 10/15/25	7,425,000	7,768,495
Lions Gate Capital Holdings LLC - 144A:
5.88%, 11/01/24(a)	4,700,000	4,841,000
Nexstar Broadcasting, Inc. - 144A:
5.63%, 08/01/24(a)	6,750,000	6,851,250
Verizon Communications, Inc.:
4.33%, 09/21/28	3,912,000	4,147,599
		49,782,023
Consumer Cyclical (3.49%)
Alimentation Couche-Tard, Inc. - 144A (Canada):
3.55%, 07/26/27(a)	5,775,000	5,649,871
DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp. - 144A:
8.00%, 06/01/21(a)	7,170,000	7,223,775
General Motors Financial Co., Inc.:
3.95%, 04/13/24	4,425,000	4,381,672
5.10%, 01/17/24	3,100,000	3,218,223
Goodyear Tire & Rubber Co.:
5.13%, 11/15/23	2,000,000	1,997,500
Harley-Davidson Financial Services, Inc. - 144A:
4.05%, 02/04/22(a)	10,525,000	10,643,728
L Brands, Inc.:
5.25%, 02/01/28	4,150,000	3,698,687
O'Reilly Automotive, Inc.:
4.88%, 01/14/21	7,276,000	7,521,518
		44,334,974
Consumer Non-Cyclical (2.90%)
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. - 144A:
4.90%, 02/01/46(a)	5,700,000	5,727,993
Fomento Economico Mexicano SAB de CV (Mexico):
2.88%, 05/10/23	7,548,000	7,364,280
Grupo Bimbo SAB de CV - 144A (Mexico):
4.70%, 11/10/47(a)	3,125,000	3,023,437
Kraft Heinz Foods Co. - 144A:
4.88%, 02/15/25(a)(c)	6,234,000	6,376,706
Mead Johnson Nutrition Co.:
4.13%, 11/15/25	8,625,000	9,157,972
Tesco PLC - 144A (United Kingdom):
6.15%, 11/15/37(a)	2,646,000	2,796,758
Vista Outdoor, Inc.:
5.88%, 10/01/23	2,500,000	2,325,000
		36,772,146
Energy - Independent (1.64%)
Anadarko Finance Co.:
Series B, 7.50%, 05/01/31	6,085,000	7,602,993
Burlington Resources, Inc.:
6.88%, 02/15/26	1,000,000	1,182,746
Diamondback Energy, Inc.:
4.75%, 11/01/24	6,000,000	6,133,800
Range Resources Corp.:
4.88%, 05/15/25	6,400,000	5,936,000
		20,855,539
Energy - Integrated (0.75%)
BP Capital Markets America, Inc.:
3.80%, 09/21/25	9,200,000	9,543,752

	Principal Amount	Value
Energy - Midstream (3.50%)
AmeriGas Partners LP / AmeriGas Finance Corp.:
5.63%, 05/20/24	$2,000,000	$2,032,500
Boardwalk Pipelines LP:
3.38%, 02/01/23	12,600,000	12,356,854
Enterprise Products Operating LLC:
3.75%, 02/15/25	9,325,000	9,605,969
Magellan Midstream Partners LP:
5.00%, 03/01/26	6,125,000	6,650,895
MPLX LP:
4.88%, 06/01/25	6,700,000	7,137,032
Tennessee Gas Pipeline Co. LLC:
8.38%, 06/15/32	5,026,000	6,634,165
		44,417,415
Technology (0.91%)
EMC Corp.:
3.38%, 06/01/23	5,481,000	5,320,928
Iron Mountain, Inc.:
6.00%, 08/15/23	6,123,000	6,291,382
		11,612,310
Transportation (0.63%)
American Airlines 2013-2 Class A Pass Through Trust:
4.95%, 01/15/23	5,297,588	5,485,652
CSX Transportation, Inc.:
9.75%, 06/15/20	1,250,000	1,352,640
FedEx Corp.:
3.90%, 02/01/35	1,200,000	1,126,163
		7,964,455
Total Industrial		310,147,221

Utility (2.79%)
Electric (2.79%)
Duke Energy Carolinas LLC:
3.90%, 06/15/21	4,275,000	4,391,787
Nevada Power Co.:
Series R, 6.75%, 07/01/37	2,850,000	3,809,584
Oncor Electric Delivery Co. LLC:
4.10%, 06/01/22	4,730,000	4,918,624
5.75%, 03/15/29	5,800,000	6,935,063
PSEG Power LLC:
5.13%, 04/15/20	11,875,000	12,138,028
Tenaska Alabama II Partners LP - 144A:
6.13%, 03/30/23(a)	105,644	109,642
Tenaska Virginia Partners LP - 144A:
6.12%, 03/30/24(a)	110,462	115,975
Virginia Electric & Power Co.:
Series A, 6.00%, 05/15/37	2,396,000	2,961,176
		35,379,879
Total Corporate Bonds
(Cost $515,603,441)		522,558,038

Municipal Bonds (7.05%)
(0.56%)
New York City Transitional Finance Authority Future Tax Secured Revenue:
3.95%, 08/01/32(c)	6,840,000	7,127,075

Total		7,127,075

California (2.17%)
California Educational Facilities Authority:
4.84%, 10/01/48(c)	3,635,000	3,837,687
City of San Francisco CA Public Utilities Commission Water Revenue:
6.00%, 11/01/40	11,750,000	14,840,955
San Diego County Regional Airport Authority:
6.63%, 07/01/40(c)	8,430,000	8,833,797

Total California		27,512,439

Louisiana (0.34%)
East Baton Rouge Sewerage Commission:
6.09%, 02/01/45(c)	4,200,000	4,316,256

Total Louisiana		4,316,256

Texas (2.48%)
Dallas Area Rapid Transit:
4.92%, 12/01/41	6,110,000	7,243,649
Dallas Independent School District:
6.45%, 02/15/35(c)	4,600,000	4,916,204
North Texas Tollway Authority:
8.91%, 02/01/30(c)	13,409,000	14,039,089
University of Texas System:
6.28%, 08/15/41(c)	5,250,000	5,313,105

Total Texas		31,512,047

	Principal Amount	Value
Virginia (0.99%)
Virginia Small Business Financing Authority - 144A:
4.20%, 07/01/50(a)(b)(c)	$12,500,000	$12,521,750

Total Virginia		12,521,750

Washington (0.51%)
State of Washington:
Series AD VALOREM PROPERTY TAX, 5.48%, 08/01/39	5,275,000	6,536,411

Total Washington		6,536,411

Total Municipal Bonds
(Cost $90,797,022)		89,525,978

Asset Backed Securities (3.99%)
AmeriCredit Automobile Receivables:
Series 2015-4, Class B, 2.11%, 01/08/21	3,063,716	3,062,431
CarMax Auto Owner Trust:
Series 2018-2, Class A2, 2.73%, 08/16/21	6,689,921	6,688,826
Drive Auto Receivables Trust:
Series 2017-1, Class C, 2.84%, 04/15/22	2,740,766	2,739,500
Series 2018-1, Class B, 2.88%, 02/15/22	7,471,258	7,471,563
John Deere Owner Trust:
Series 2017-A, Class A3, 1.78%, 04/15/21	5,869,867	5,841,732
Series 2017-B, Class A3, 1.82%, 10/15/21	2,675,000	2,657,995
Series 2018-B, Class A2, 2.83%, 04/15/21	8,200,000	8,202,321
Sierra Timeshare Conduit Receivables Funding LLC - 144A:
Series 2017-1A, Class A, 2.91%, 03/20/34(a)	1,343,844	1,332,657
Toyota Auto Receivables Owner Trust:
Series 2017-B, Class A3, 1.76%, 07/15/21	2,314,879	2,302,446
Series 2018-A, Class A2A, 2.10%, 10/15/20	2,420,049	2,415,590
Series 2017-A, Class A3, 1.73%, 02/16/21	7,973,284	7,935,253

Total Asset Backed Securities
(Cost $50,628,005)		50,650,314

Commercial Mortgage-Backed Securities (1.94%)
GTP Acquisition Partners I LLC - 144A:
3.48%, 06/16/25(a)	10,800,000	10,910,697
InSite Issuer LLC - 144A:
Series 2016-1A, Class C, 6.41%, 11/15/46(a)	5,790,000	5,906,745
VB-S1 Issuer LLC - 144A:
Series 2016-1A, Class F, 6.90%, 06/15/46(a)	7,500,000	7,764,737

Total Commercial Mortgage-Backed Securities
(Cost $24,172,673)		24,582,179

Mortgage-Backed Securities Passthrough (28.76%)
Fannie Mae Pool:
Pool #190377, 5.00%, 11/01/36	851,899	916,798
Pool #CA0241, Series 2017, 4.00%, 08/01/47	11,291,539	11,670,560
Pool #888016, 5.50%, 05/01/36	1,097,059	1,203,643
Pool #888405, 5.00%, 12/01/36	172,808	185,998
Pool #889108, 6.00%, 02/01/38	671,619	741,639
Pool #889579, 6.00%, 05/01/38	966,462	1,059,282
Pool #907772, 6.00%, 12/01/36	128,696	133,986
Pool #910881, 5.00%, 02/01/37	143,063	145,400
Pool #995373, Series 2009, 4.50%, 02/01/39	5,337,546	5,639,280
Pool #995838, 5.50%, 05/01/39	809,643	881,436
Pool #AB4853, 3.00%, 04/01/32	1,804,842	1,826,280
Pool #AC8938, 4.50%, 01/01/25	2,246,694	2,311,161
Pool #MA1700, Series 2013, 4.50%, 12/01/43	2,776,480	2,924,800

	Principal Amount	Value
Mortgage-Backed Securities Passthrough (continued)
Fannie Mae Pool (continued)
Pool #MA1917, Series 2014, 4.50%, 06/01/44	$578,024	$608,991
Pool #MA2005, Series 2014, 4.50%, 08/01/44	771,727	813,062
Pool #MA2145, Series 2014, 4.00%, 01/01/45	10,113,610	10,469,392
Pool #MA2354, Series 2015, 3.50%, 08/01/35	10,162,300	10,396,961
Pool #MA3392, Series 2018, 3.50%, 06/01/33(d)	8,806,486	9,010,479
Pool #MA3393, Series 2018, 4.00%, 06/01/33	11,201,388	11,539,667
Pool #MA3463, Series 2018, 4.00%, 09/01/33	5,771,809	5,948,686
Pool #BM3090, Series 2017, 3.50%, 02/01/41	6,803,810	6,950,608
Pool #AD4268, 4.50%, 03/01/25	1,402,435	1,442,608
Pool #BM1909, Series 2017, 4.00%, 02/01/45	19,988,525	20,902,466
Pool #745275, 5.00%, 02/01/36	891,783	964,244
Pool #256526, 6.00%, 12/01/36	390,817	414,679
Pool #AL0933, Series 2011, 5.00%, 10/01/41	1,045,342	1,127,669
Pool #AL3287, Series 2013, 4.50%, 09/01/41	3,260,498	3,446,208
Pool #AL5315, Series 2014, 4.00%, 06/01/42	2,192,931	2,282,755
Pool #AL7911, Series 2015, 3.50%, 12/01/45	7,881,945	8,042,992
Pool #AL9242, Series 2016, 3.00%, 10/01/46	9,488,991	9,496,875
Pool #AS5823, Series 2015, 3.50%, 09/01/45	12,704,378	12,927,595
Pool #AS6548, Series 2016, 2.50%, 01/01/31	7,764,909	7,737,596
Pool #AS7367, Series 2016, 3.00%, 06/01/41	3,296,251	3,298,989
Pool #AS7732, Series 2016, 3.00%, 08/01/41	10,257,458	10,265,980
Pool #AS7887, Series 2016, 3.00%, 09/01/41	10,633,982	10,642,815
Pool #AS8461, Series 2016, 3.50%, 12/01/46	10,288,225	10,456,268
Pool #AS9663, Series 2017, 4.00%, 05/01/47	11,019,539	11,388,105
Pool #AS9988, Series 2017, 4.50%, 07/01/47	9,180,399	9,622,585
Pool #AU1628, Series 2013, 3.00%, 07/01/43	2,811,213	2,813,550
Pool #AY3374, Series 2015, 3.50%, 04/01/45	11,753,050	11,993,170
Pool #725705, 5.00%, 08/01/34	166,221	178,842
Pool #735288, 5.00%, 03/01/35	897,527	965,624
Pool #735897, 5.50%, 10/01/35	649,217	710,180
Pool #BH2597, Series 2017, 4.00%, 08/01/47	11,164,343	11,539,084
Pool #AE0395, 4.50%, 10/01/40	4,134,391	4,371,274
Freddie Mac Gold Pool:
Gold Pool #A41748, 5.00%, 01/01/36	294,864	319,267
Gold Pool #G67700, Series 2016, 3.50%, 08/01/46	7,643,908	7,822,322
Gold Pool #A97620, 4.50%, 03/01/41	4,195,847	4,443,512
Gold Pool #A97047, 4.50%, 02/01/41	2,328,581	2,466,027
Gold Pool #A93505, 4.50%, 08/01/40	2,653,499	2,810,124
Gold Pool #A92533, 4.50%, 06/01/40	1,905,998	2,018,501
Gold Pool #A91161, 4.50%, 02/01/40	1,854,872	1,964,345
Gold Pool #G18711, Series 2018, 4.00%, 10/01/33	12,404,587	12,805,582
Gold Pool #G18708, Series 2018, 4.00%, 09/01/33	6,007,617	6,201,822
Gold Pool #G18702, Series 2018, 3.50%, 08/01/33	2,414,604	2,472,919
Gold Pool #G18696, Series 2018, 3.50%, 07/01/33	5,664,484	5,804,203
Gold Pool #Q51888, Series 2017, 4.00%, 11/01/47	12,139,640	12,554,183
Gold Pool #G08607, Series 2014, 4.50%, 09/01/44	1,761,382	1,857,670
Gold Pool #G08061, 5.50%, 06/01/35	83,672	91,134
Gold Pool #G08863, Series 2019, 4.50%, 02/01/49	11,759,417	12,301,956
Gold Pool #G07961, Series 2015, 3.50%, 03/01/45	8,548,478	8,728,154
Gold Pool #G05200, 5.00%, 05/01/36	1,515,456	1,633,092
Gold Pool #G03189, 6.50%, 09/01/37	1,011,053	1,179,393
Gold Pool #G02386, 6.00%, 11/01/36	550,041	605,721
Gold Pool #G02252, 5.50%, 07/01/36	797,605	881,023
Gold Pool #G02064, 5.00%, 02/01/36	460,344	496,098

	Principal Amount	Value
Mortgage-Backed Securities Passthrough (continued)
Freddie Mac Gold Pool (continued)
Gold Pool #G01960, 5.00%, 12/01/35	$286,372	$308,615
Gold Pool #A42128, 5.50%, 01/01/36	349,959	380,879
Gold Pool #G08079, 5.00%, 09/01/35	834,279	898,870
Gold Pool #G61645, Series 2018, 4.00%, 10/01/48	9,248,251	9,542,956
Freddie Mac Multifamily Structured Pass Through Certificates:
Series 2018-K082, Class A2, 3.92%, 09/01/28(b)	11,175,000	12,057,746
Series 2018-K083, Class A2, 4.05%, 09/01/28(b)	8,425,000	9,168,060
Freddie Mac Non Gold Pool:
Pool #781958, 2.77%, 09/01/34(b)	76,541	80,436
Ginnie Mae I Pool:
Pool #550656, 5.00%, 09/01/35	148,220	157,948
Ginnie Mae II Pool:
Pool #G24496, 5.00%, 07/01/39	688,828	736,900

Total Mortgage-Backed Securities Passthrough
(Cost $365,189,274)		365,199,720

Residential Mortgage-Backed Securities (1.85%)
American Home Mortgage Investment Trust 2004-4:
Series 2004-4, Class 6A1, 5.16%, 02/01/45(e)	2,684,219	2,723,914
Banc of America Funding 2005-4 Trust:
Series 2005-4, Class 2A4, 5.50%, 08/01/35	150,479	149,266
Series 2005-4, Class 1A4, 5.50%, 08/01/35	82,560	82,868
Bear Stearns Asset Backed Securities Trust 2003-AC4:
Series 2003-AC4, Class A, 5.50%, 09/01/33(e)	4,069,797	4,083,916
CHL Mortgage Pass-Through Trust 2004-HYB2:
Series 2004-HYB2, Class 5A, 4.61%, 07/01/34(b)	1,303,750	1,313,767
CWABS Asset-Backed Certificates Trust:
Series 2005-1, Class AF6, 5.03%, 07/01/35(b)	130,387	132,398
Deephaven Residential Mortgage Trust 2017-3 - 144A:
Series 2017-3A, Class A3, 2.81%, 10/01/47(a)(b)	1,438,443	1,431,364
Deephaven Residential Mortgage Trust 2018-1 - 144A:
Series 2018-1A, Class A3, 3.20%, 12/01/57(a)(b)	1,881,773	1,869,988
Deephaven Residential Mortgage Trust 2018-2 - 144A:
Series 2018-2A, Class A1, 3.48%, 04/01/58(a)(b)	4,886,457	4,910,700
GSR Mortgage Loan Trust 2005-3F:
Series 2005-3F, Class 2A3, 6.00%, 03/01/35	1,040,974	1,004,806
PHHMC Series 2007-2 Trust:
Series 2007-2, Class A2, 5.47%, 05/01/37(b)	670,608	677,635
Renaissance Home Equity Loan Trust:
Series 2005-2, Class AF6, 4.78%, 08/01/35(e)	1,094,325	1,124,773
Sequoia Mortgage Trust 2017-CH2 - 144A:
Series 2017-CH2, Class A10, 4.00%, 12/01/47(a)(b)	4,003,651	4,041,023

Total Residential Mortgage-Backed Securities
(Cost $23,760,436)		23,546,418

U.S. Treasury Bonds & Notes (14.10%)
United States Treasury
4.50%, 02/15/36	12,000,000	15,217,031
4.75%, 02/15/41	17,005,000	22,790,021
3.13%, 11/15/41	19,900,000	21,211,379
3.00%, 05/15/42	9,775,000	10,190,056
2.88%, 05/15/43	25,250,000	25,690,889
2.50%, 02/15/45	50,000,000	47,281,250
0.88%, 09/15/19	9,220,000	9,155,892
2.25%, 11/15/25	3,500,000	3,485,918
2.38%, 05/15/27	10,500,000	10,519,688
2.13%, 05/15/25	13,575,000	13,439,780
		178,981,904

Total U.S. Treasury Bonds & Notes
(Cost $170,018,547)		178,981,904

	Shares/Principal	Value
Money Market Mutual Funds (0.23%)
Goldman Sachs Government Fund, (7 Day Yield 2.324%)	2,880,600	$2,880,600
Total Money Market Mutual Funds
(Cost $2,880,600)		2,880,600

Total Investments (99.17%)
(Cost $1,244,549,998)		$1,259,021,393

Other Assets Less Liabilities (0.83%)		10,537,977

Net Assets (100.00%)		$1,269,559,370

(a)	This security is restricted. See the table on the following page for additional information regarding each security. Included in the table are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.
(b)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. A description of the reference rate and the rate in effect as of March 31, 2019 is provided below. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(d)	When - Issued Security/Forward Commitment Security.
(e)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2019.

Libor Rates:

3M US L - 3 Month LIBOR as of March 31, 2019 was 2.60%

See Notes to Quarterly Statements of Investments.

Restricted Securities
Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Value	Value as Percentage of Net Assets
Airbus Finance BV - 144A	2.700%	04/17/2023	08/16/2016-06/16/2017	$1,975,692	$1,939,823	0.15%^
Alimentation Couche-Tard, Inc. - 144A	3.550%	07/26/2027	07/19/2017-08/23/2017	5,775,408	5,649,871	0.44%^
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. - 144A	4.900%	02/01/2046	10/30/2017	6,396,923	5,727,993	0.45%^
Aviation Capital Group LLC - 144A	3.875%	05/01/2023	12/10/2018	9,001,139	9,207,152	0.72%^
CCO Holdings LLC / CCO Holdings Capital Corp. - 144A	5.875%	04/01/2024	10/18/2017	6,324,217	6,270,660	0.49%^
Deephaven Residential Mortgage Trust 2017-3 - 144A	2.813%	10/01/2047	11/01/2017	1,436,845	1,431,364	0.11%
Deephaven Residential Mortgage Trust 2018-1 - 144A	3.202%	12/01/2057	01/26/2018	1,881,765	1,869,988	0.15%
Deephaven Residential Mortgage Trust 2018-2 - 144A	3.479%	04/01/2058	05/24/2018	4,878,999	4,910,700	0.39%
DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp. - 144A	8.000%	06/01/2021	04/20/2016-05/26/2016	6,860,380	7,223,775	0.57%^
First Tennessee Bank NA - 144A	3.750%		03/16/2005	1,500,000	1,096,242	0.09%
FMR LLC - 144A	7.490%	06/15/2019	03/06/2007	8,152,283	8,173,159	0.65%^
FMR LLC - 144A	6.450%	11/15/2039		3,352,788	3,347,603	0.26%^
Grupo Bimbo SAB de CV - 144A	4.700%	11/10/2047	11/07/2017	3,118,154	3,023,437	0.24%^
GTP Acquisition Partners I LLC - 144A	3.482%	06/16/2025	05/20/2015-05/27/2015	10,816,826	10,910,697	0.86%^
Harley-Davidson Financial Services, Inc. - 144A	4.050%	02/04/2022		10,518,073	10,643,728	0.84%^
Huntington Ingalls Industries, Inc. - 144A	5.000%	11/15/2025	08/24/2017-09/22/2017	9,147,250	8,763,750	0.69%^
InSite Issuer LLC - 144A	6.414%	11/15/2046	10/25/2016-10/28/2016	5,796,263	5,906,745	0.47%
Kraft Heinz Foods Co. - 144A	4.875%	02/15/2025	08/08/2018-08/15/2018	6,360,172	6,376,706	0.50%^
Lions Gate Capital Holdings LLC - 144A	5.875%	11/01/2024	10/13/2016-11/03/2016	4,709,793	4,841,000	0.38%^
Massachusetts Mutual Life Insurance Co. - 144A	8.875%	06/01/2039	03/23/2015	2,249,043	2,225,926	0.18%^
Nexstar Broadcasting, Inc. - 144A	5.625%	08/01/2024	07/13/2016-07/14/2016	6,796,519	6,851,250	0.54%^
Northwestern Mutual Life Insurance Co. - 144A	3.850%	09/30/2047	05/24/2018-06/15/2018	7,395,253	7,832,612	0.62%^
Provident Funding Associates LP / PFG Finance Corp. - 144A	6.375%	06/15/2025	11/04/2014-05/24/2017	4,564,452	4,299,750	0.34%^
Sequoia Mortgage Trust 2017-CH2 - 144A	4.000%	12/01/2047	11/07/2017	4,090,518	4,041,023	0.32%^
Sierra Timeshare Conduit Receivables Funding LLC - 144A	2.910%	03/20/2034	03/13/2017	1,343,761	1,332,657	0.10%^
Teck Resources, Ltd. - 144A	8.500%	06/01/2024	10/17/2017-10/18/2017	9,440,019	9,113,828	0.72%^
Tenaska Alabama II Partners LP - 144A	6.125%	03/30/2023	10/09/2003-09/04/2009	106,049	109,642	0.01%^
Tenaska Virginia Partners LP - 144A	6.119%	03/30/2024	04/29/2004-06/26/2014	110,436	115,975	0.01%^
Tesco PLC - 144A	6.150%	11/15/2037	10/07/2014-10/16/2014	2,787,591	2,796,758	0.22%^
VB-S1 Issuer LLC - 144A	6.901%	06/15/2046	06/08/2016-10/26/2016	7,559,584	7,764,737	0.61%
Virginia Small Business Financing Authority - 144A	4.200%	07/01/2050	12/12/2018	12,500,000	12,521,750	0.99%
West Fraser Timber Co., Ltd. - 144A	4.350%	10/15/2024	10/07/2014	10,675,000	10,738,020	0.85%
				$177,621,195	$177,058,321	13.96%

^	144A securities with a liquid trading market as determined by the Advisor under the supervision of the Board of Trustees. Such securities represent 10.30% of the Fund's net assets as of March 31, 2019.

See Notes to Quarterly Statements of Investments.

Segall Bryant & Hamill Quality High Yield Fund AS OF MARCH 31, 2019 (Unaudited)

	Principal Amount	Value
Corporate Bonds (93.61%)
Financial Institutions (10.06%)
Finance Companies (1.57%)
Provident Funding Associates LP / PFG Finance Corp. - 144A:
6.38%, 06/15/25(a)	$1,000,000	$910,000

Insurance (1.80%)
Centene Corp. - 144A:
5.38%, 06/01/26(a)	1,000,000	1,042,500

Real Estate Investment Trusts (REITs) (6.69%)
CBL & Associates LP:
4.60%, 10/15/24	1,000,000	722,500
CoreCivic, Inc.:
4.13%, 04/01/20	315,000	312,637
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.:
5.63%, 05/01/24	1,395,000	1,457,775
MPT Operating Partnership LP / MPT Finance Corp.:
5.00%, 10/15/27	1,350,000	1,373,625
		3,866,537
Total Financial Institutions		5,819,037

Industrial (83.55%)
Basic Industry (5.85%)
CF Industries, Inc.:
5.38%, 03/15/44	500,000	450,625
Compass Minerals International, Inc. - 144A:
4.88%, 07/15/24(a)	1,200,000	1,122,000
FMG Resources August 2006 Pty, Ltd. - 144A (Australia):
4.75%, 05/15/22(a)	750,000	750,000
Teck Resources, Ltd. (Canada):
3.75%, 02/01/23	150,000	149,888
4.75%, 01/15/22	250,000	256,284
West Fraser Timber Co., Ltd. - 144A (Canada):
4.35%, 10/15/24(a)	650,000	653,837
		3,382,634
Capital Goods (10.13%)
Ball Corp.:
5.25%, 07/01/25	700,000	733,250
Huntington Ingalls Industries, Inc. - 144A:
5.00%, 11/15/25(a)	500,000	512,500
James Hardie International Finance DAC - 144A (Ireland):
4.75%, 01/15/25(a)	750,000	738,750
Masco Corp.:
6.50%, 08/15/32	966,000	1,100,186
Moog, Inc. - 144A:
5.25%, 12/01/22(a)	1,250,000	1,268,750
Oshkosh Corp.:
5.38%, 03/01/25	750,000	769,687
Silgan Holdings, Inc.:
4.75%, 03/15/25	750,000	735,938
		5,859,061
Communications (16.50%)
AMC Networks, Inc.:
4.75%, 12/15/22	975,000	982,312
CCO Holdings LLC / CCO Holdings Capital Corp. - 144A:
5.88%, 04/01/24(a)	1,200,000	1,254,132
DISH DBS Corp.:
5.88%, 07/15/22	1,000,000	967,800
Lamar Media Corp.:
5.38%, 01/15/24	1,250,000	1,281,250
Lions Gate Capital Holdings LLC - 144A:
5.88%, 11/01/24(a)	1,000,000	1,030,000
Netflix, Inc.:
5.75%, 03/01/24	500,000	535,425
Nexstar Broadcasting, Inc. - 144A:
5.63%, 08/01/24(a)	1,000,000	1,015,000
Nielsen Co. Luxembourg SARL - 144A (Luxembourg):
5.00%, 02/01/25(a)	750,000	722,813
Sirius XM Radio, Inc. - 144A:
5.38%, 04/15/25(a)	1,000,000	1,026,250
T-Mobile USA, Inc.:
6.50%, 01/15/24	700,000	726,250
		9,541,232
Consumer Cyclical (19.40%)
Allison Transmission, Inc. - 144A:
5.00%, 10/01/24(a)	1,225,000	1,221,937
Cinemark USA, Inc.:
4.88%, 06/01/23	750,000	762,600
DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp. - 144A:
8.00%, 06/01/21(a)	1,125,000	1,133,437
Expedia Group, Inc.:
5.00%, 02/15/26	750,000	794,576
Goodyear Tire & Rubber Co.:
4.88%, 03/15/27	750,000	685,312
5.00%, 05/31/26	470,000	448,145
Hanesbrands, Inc. - 144A:
4.63%, 05/15/24(a)	1,025,000	1,027,768

	Principal Amount	Value
Consumer Cyclical (continued)
L Brands, Inc.:
5.25%, 02/01/28	$500,000	$445,625
6.88%, 11/01/35	450,000	388,688
Meritor, Inc.:
6.25%, 02/15/24	1,250,000	1,284,375
Royal Caribbean Cruises, Ltd.:
7.50%, 10/15/27	375,000	454,725
Service Corp International:
4.63%, 12/15/27	481,000	477,994
Speedway Motorsports, Inc.:
5.13%, 02/01/23	1,285,000	1,294,638
Tenneco, Inc.:
5.00%, 07/15/26	1,000,000	800,000
		11,219,820
Consumer Non-Cyclical (12.23%)
Aramark Services, Inc.:
5.13%, 01/15/24	900,000	925,875
DaVita, Inc.:
5.13%, 07/15/24	900,000	888,750
Hill-Rom Holdings, Inc. - 144A:
5.00%, 02/15/25(a)	500,000	507,350
Hologic, Inc. - 144A:
4.38%, 10/15/25(a)	1,000,000	994,800
Quintiles IMS, Inc. - 144A:
4.88%, 05/15/23(a)	1,185,000	1,205,856
Teleflex, Inc.:
4.63%, 11/15/27	250,000	247,970
4.88%, 06/01/26	595,000	606,157
5.25%, 06/15/24	524,000	536,120
Vista Outdoor, Inc.:
5.88%, 10/01/23	1,250,000	1,162,500
		7,075,378
Energy - Independent (7.40%)
Anadarko Finance Co.:
Series B, 7.50%, 05/01/31	296,000	369,842
Antero Resources Corp.:
5.63%, 06/01/23	650,000	658,937
Diamondback Energy, Inc.:
4.75%, 11/01/24	1,500,000	1,533,450
Range Resources Corp.:
4.88%, 05/15/25	1,850,000	1,715,875
		4,278,104
Energy - Midstream (5.47%)
AmeriGas Partners LP / AmeriGas Finance Corp.:
5.63%, 05/20/24	1,400,000	1,422,750
Tennessee Gas Pipeline Co. LLC:
8.38%, 06/15/32	1,319,000	1,741,039
		3,163,789
Energy - Refining (1.32%)
Tesoro Corp.:
5.38%, 10/01/22	750,000	761,187

Technology (5.25%)
Amkor Technology, Inc. - 144A:
6.63%, 09/15/27(a)	250,000	253,750
CDK Global, Inc.:
5.00%, 10/15/24	150,000	154,005
EMC Corp.:
3.38%, 06/01/23	1,175,000	1,140,684
Iron Mountain, Inc.:
6.00%, 08/15/23	1,450,000	1,489,875
		3,038,314
Total Industrial		48,319,519

Total Corporate Bonds
(Cost $54,461,127)		54,138,556

Commercial Mortgage-Backed Securities (3.46%)
InSite Issuer LLC - 144A:
Series 2016-1A, Class C, 6.41%, 11/15/46(a)	850,000	867,139
VB-S1 Issuer LLC - 144A:
Series 2016-1A, Class F, 6.90%, 06/15/46(a)	1,095,000	1,133,651
Total Commercial Mortgage-Backed Securities
(Cost $1,964,861)		2,000,790

	Shares	Value
Money Market Mutual Funds (1.44%)
Goldman Sachs Government Fund, (7 Day Yield 2.324%) (Cost $830,045)	830,045	830,045

Total Investments (98.51%)
(Cost $57,256,033)		$56,969,391

Other Assets Less Liabilities (1.49%)		862,292

Net Assets (100.00%)		$57,831,683

(a)	This security is restricted. See the table on the following page for additional information regarding each security. Included in the table are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.

See Notes to Quarterly Statements of Investments.

Restricted Securities
Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Value	Value as Percentage of Net Assets
Allison Transmission, Inc. - 144A	5.000%	10/01/2024	09/14/2016 - 05/01/2017	$1,238,236	$1,221,937	2.11%^
Amkor Technology, Inc. - 144A	6.625%	09/15/2027		254,367	253,750	0.44%^
CCO Holdings LLC / CCO Holdings Capital Corp. - 144A	5.875%	04/01/2024	06/10/2016 - 08/05/2016	1,242,302	1,254,132	2.17%^
Centene Corp. - 144A	5.375%	06/01/2026	05/09/2018	1,000,000	1,042,500	1.80%^
Compass Minerals International, Inc. - 144A	4.875%	07/15/2024	10/23/2014 - 03/18/2015	1,190,632	1,122,000	1.94%^
DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp. - 144A	8.000%	06/01/2021	03/10/2016 - 07/12/2017	1,085,563	1,133,437	1.96%^
FMG Resources August 2006 Pty, Ltd. - 144A	4.750%	05/15/2022	06/15/2017	751,160	750,000	1.30%^
Hanesbrands, Inc. - 144A	4.625%	05/15/2024	05/3/2016	1,014,068	1,027,768	1.78%^
Hill-Rom Holdings, Inc. - 144A	5.000%	02/15/2025	02/09/2017	500,000	507,350	0.88%^
Hologic, Inc. - 144A	4.375%	10/15/2025	10/4/2017 - 10/16/2017	1,006,074	994,800	1.72%^
Huntington Ingalls Industries, Inc. - 144A	5.000%	11/15/2025	11/2/2015 - 10/7/2016	514,229	512,500	0.89%^
InSite Issuer LLC - 144A	6.414%	11/15/2046	10/25/2016 - 10/28/2016	849,735	867,139	1.50%
James Hardie International Finance DAC - 144A	4.750%	01/15/2025	10/6/2015 - 03/03/2017	735,394	738,750	1.28%^
Lions Gate Capital Holdings LLC - 144A	5.875%	11/01/2024	10/13/2016	1,002,323	1,030,000	1.78%^
Moog, Inc. - 144A	5.250%	12/01/2022	03/20/2017 - 11/09/2017	1,279,010	1,268,750	2.19%^
Nexstar Broadcasting, Inc. - 144A	5.625%	08/01/2024	07/13/2016 - 07/14/2016	1,006,900	1,015,000	1.75%^
Nielsen Co. Luxembourg SARL - 144A	5.000%	02/01/2025	06/07/2017 - 11/15/2017	765,875	722,813	1.25%^
Provident Funding Associates LP / PFG Finance Corp. - 144A	6.375%	06/15/2025	11/05/2014 - 05/24/2017	979,086	910,000	1.57%^
Quintiles IMS, Inc. - 144A	4.875%	05/15/2023	10/20/2016 - 02/08/2017	1,200,712	1,205,856	2.08%^
Sirius XM Radio, Inc. - 144A	5.375%	04/15/2025	09/15/2016 - 11/29/2016	1,043,737	1,026,250	1.77%^
VB-S1 Issuer LLC - 144A	6.901%	06/15/2046	06/08/2016 - 12/2/2016	1,115,126	1,133,651	1.96%
West Fraser Timber Co., Ltd. - 144A	4.350%	10/15/2024	06/14/2016 - 12/02/2016	616,868	653,837	1.13%
				$20,391,397	$20,392,220	35.25%

^	144A securities with a liquid trading market as determined by the Advisor under the supervision of the Board of Trustees. Such securities represent 30.66% of the Fund's net assets as of March 31, 2019.

See Notes to Quarterly Statements of Investments.

Segall Bryant & Hamill Municipal Opportunities Fund AS OF MARCH 31, 2019 (Unaudited)

	Principal Amount	Value
Corporate Bonds (0.53%)
Industrial (0.53%)
Aerospace & Defense (0.53%)
Huntington Ingalls Industries, Inc. - 144A:
5.00%, 11/15/25(a)	$325,000	$333,125
Total Industrial		333,125

Total Corporate Bonds
(Cost $340,549)		333,125

Municipal Bonds (91.30%)
Certificate Participation (5.54%)
General (5.54%)
City & County of Denver Co.:
5.38%, 06/01/43	3,000,000	3,512,610
Total Certificate Participation		3,512,610

General Obligation Ltd (1.84%)
General Obligation (1.84%)
City of Houston TX:
5.00%, 03/01/43(b)	790,000	868,162
County of Bexar TX:
5.00%, 06/15/35(b)	250,000	296,298
		1,164,460
Total General Obligation Ltd		1,164,460

General Obligation Unltd (4.45%)
General Obligation (3.03%)
High Plains Metropolitan District:
5.00%, 12/01/35(b)(c)	295,000	341,380
Kaufman County Municipal Utility District No 6:
5.00%, 09/01/35(b)(c)	550,000	605,677
State of Washington:
5.00%, 08/01/40(b)	600,000	684,078
5.00%, 08/01/37(b)	250,000	291,535
		1,922,670
School District (1.42%)
Alvin Independent School District:
4.00%, 02/15/44(b)	265,000	283,738
Lake Local School District/Stark County OH:
4.00%, 12/01/45(b)	105,000	108,289
San Antonio Independent School District:
5.00%, 08/15/48(b)	450,000	506,317
		898,344
Total General Obligation Unltd		2,821,014

Government Related (13.70%)
Local Authority (13.70%)
Administrators of the Tulane Educational Fund:
5.00%, 10/01/47(b)	270,000	285,730
City of Jackson Tennessee:
3.76%, 04/01/20	300,000	302,073
3.93%, 04/01/21	300,000	305,178
County of Pitkin Co.:
6.69%, 12/01/30(b)	200,000	212,402
Dallas Area Rapid Transit:
6.25%, 12/01/34(b)	185,000	186,117
Denver Health & Hospital Authority:
4.90%, 12/01/24(b)	410,000	428,020
New Hope Cultural Education Facilities Finance Corp.:
144A - 5.00%, 08/15/19(a)	140,000	140,192
New York City Transitional Finance Authority Future Tax Secured Revenue:
4.59%, 08/01/22	1,510,000	1,603,138
North Texas Tollway Authority:
8.91%, 02/01/30(b)	1,465,000	1,533,840
San Diego County Regional Airport Authority:
6.63%, 07/01/40(b)	140,000	146,706
University of Alabama:
5.70%, 07/01/35(b)	1,000,000	1,034,350
Virginia Small Business Financing Authority:
144A - 4.20%, 07/01/50(a)(b)(d)	2,500,000	2,504,350
		8,682,096
Total Government Related		8,682,096

Revenue Bonds (65.50%)
Airport (3.72%)
Hillsborough County Aviation Authority:
5.00%, 10/01/44(b)	75,000	83,102
Wayne County Airport Authority:
5.00%, 12/01/40(b)	2,000,000	2,277,340
		2,360,442
Development (4.12%)
Brooklyn Arena Local Development Corp.:
5.00%, 07/15/25	40,000	45,999

	Principal Amount	Value
Development (continued)
City of Minneapolis MN:
4.00%, 06/01/28(b)	$115,000	$127,021
Kansas Development Finance Authority:
5.00%, 06/01/46(b)	465,000	491,486
Love Field Airport Modernization Corp.:
5.25%, 11/01/40(b)	1,475,000	1,536,006
Park Creek Metropolitan District:
5.00%, 12/01/35(b)	275,000	307,618
Tulsa Industrial Authority:
4.00%, 10/01/21	100,000	102,458
		2,610,588
Education (1.50%)
Colorado Educational & Cultural Facilities Authority:
4.00%, 12/01/38(b)	50,000	51,150
4.00%, 06/15/20(e)	40,000	40,533
Grand County School District Local Building Authority:
5.00%, 12/15/33(b)(c)	750,000	856,912
		948,595
Facilities (1.71%)
Arizona Industrial Development Authority:
5.00%, 05/01/33(b)	500,000	565,680
5.00%, 05/01/48(b)	475,000	517,893
		1,083,573
General (8.73%)
City of Coralville IA:
5.00%, 05/01/33(b)	250,000	254,410
City of Williston ND:
3.20%, 07/15/24(b)	625,000	626,906
Hamilton Community Authority:
4.00%, 10/15/46(b)(c)	990,000	1,025,779
Jamestown Park District:
4.00%, 07/01/33(b)	1,000,000	1,051,620
Metropolitan Transit Authority of Harris County:
5.00%, 11/01/38(b)	25,000	29,909
Michigan Strategic Fund:
5.25%, 10/15/40(b)	1,000,000	1,146,629
Regional Transportation District:
5.25%, 07/15/24(b)	15,000	15,191
6.00%, 01/15/34(b)	1,000,000	1,029,330
6.00%, 01/15/26(b)	345,000	355,602
		5,535,376
Higher Education (7.77%)
California Educational Facilities Authority:
2.50%, 12/01/35(b)(d)	25,000	24,995
5.00%, 10/01/46(b)	1,500,000	1,723,740
Delaware County Authority:
5.00%, 08/01/45(b)	140,000	159,530
Harris County Cultural Education Facilities Finance Corp.:
4.00%, 11/15/30(b)	300,000	326,604
Illinois Finance Authority:
5.00%, 10/01/30(b)	40,000	46,993
Miami-Dade County Educational Facilities Authority:
5.00%, 04/01/31(b)	20,000	22,649
5.00%, 04/01/33(b)	70,000	78,858
New York State Dormitory Authority:
5.00%, 07/01/40(b)	415,000	461,609
Ohio Higher Educational Facility Commission:
2.50%, 12/01/34(b)	300,000	299,181
Pennsylvania Higher Educational Facilities Authority:
2.25%, 08/15/41(b)(d)	170,000	167,057
2.50%, 10/01/45(b)(d)	1,055,000	1,047,088
University of Houston:
5.00%, 02/15/33(b)	320,000	372,547
Washington Higher Education Facilities Authority:
5.25%, 04/01/43(b)	175,000	192,680
		4,923,531
Medical (13.65%)
City of Lakeland FL:
5.00%, 11/15/45(b)	100,000	110,326
5.00%, 11/15/29(b)	50,000	58,644
Colorado Health Facilities Authority:
5.00%, 01/01/20	15,000	15,280
5.00%, 01/01/22	45,000	47,871
5.00%, 01/01/23(b)	50,000	53,025
5.00%, 01/01/25(b)	60,000	63,307
Idaho Health Facilities Authority:
5.00%, 03/01/32(b)	580,000	681,883
Illinois Finance Authority:
4.00%, 06/01/47(b)	85,000	86,292
4.25%, 05/15/41(b)	375,000	381,169
5.00%, 11/15/34(b)	130,000	145,621
5.00%, 02/15/45(b)	100,000	111,035
Louisiana Public Facilities Authority:
5.50%, 11/01/40(b)	400,000	412,700
Orange County Health Facilities Authority:
5.00%, 10/01/42(b)	800,000	848,992
Richmond County Hospital Authority:
4.00%, 01/01/34(b)	1,000,000	1,058,970
South Dakota Health & Educational Facilities Authority:
5.00%, 11/01/35(b)	1,005,000	1,138,493

	Principal Amount	Value
Medical (continued)
Washington Health Care Facilities Authority:
5.00%, 02/01/41(b)	$1,375,000	$1,423,110
Wisconsin Health & Educational Facilities Authority:
5.00%, 12/15/39(b)	1,815,000	2,014,540
		8,651,258
Nursing Homes (5.83%)
Capital Trust Agency, Inc.:
3.75%, 07/01/23	385,000	386,810
5.25%, 07/01/48(b)	400,000	418,196
Colorado Health Facilities Authority:
5.00%, 12/01/42(b)	1,165,000	1,219,219
5.00%, 05/15/39(b)	1,000,000	1,047,260
5.00%, 05/15/48(b)	600,000	624,636
		3,696,121
Power (2.57%)
Texas Municipal Power Agency:
5.00%, 09/01/47(b)	600,000	622,704
West Virginia Economic Development Authority:
3.00%, 06/01/37(d)	1,000,000	1,009,160
		1,631,864
Transportation (9.16%)
Central Texas Regional Mobility Authority:
5.00%, 01/01/33(b)	340,000	370,121
5.00%, 01/01/45(b)	600,000	663,348
Central Texas Turnpike System:
5.00%, 08/15/30(b)	120,000	134,257
Fort Bend Grand Parkway Toll Road Authority:
4.00%, 03/01/46(b)	965,000	986,240
Mid-Bay Bridge Authority:
5.00%, 10/01/35(b)	1,180,000	1,315,168
Ohio Turnpike & Infrastructure Commission:
5.00%, 02/15/48(b)	890,000	968,756
Pennsylvania Turnpike Commission:
5.00%, 12/01/45(b)	1,025,000	1,153,319
Virginia Small Business Financing Authority:
5.00%, 01/01/40(b)	200,000	211,114
		5,802,323
Water (6.74%)
City of Madison WI Water Utility Revenue:
4.00%, 01/01/37(b)	380,000	408,052
East Baton Rouge Sewerage Commission:
5.00%, 02/01/39(b)	1,945,000	2,196,663
San Francisco City & County Public Utilities Commission Wastewater Revenue:
4.00%, 10/01/42(b)	1,610,000	1,667,992
		4,272,707
Total Revenue Bonds		41,516,378

Special Assessment (0.27%)
Development (0.27%)
Village Community Development District No 5:
3.13%, 05/01/22	170,000	173,966
Total Special Assessment		173,966

Total Municipal Bonds
(Cost $57,339,911)		57,870,524

Asset Backed Securities (3.46%)
American Express Credit Account Master Trust:
Series 2017-1, Class A, 1.93%, 09/15/22	1,000,000	993,917
Chase Issuance Trust:
Series 2016-A2, Class A, 1.37%, 06/15/19	1,200,000	1,196,847

Total Asset Backed Securities
(Cost $2,187,152)		2,190,764

	Shares	Value
Money Market Mutual Funds (4.95%)
Goldman Sachs Government Fund, (7 Day Yield 2.324%)	3,138,935	3,138,935
Total Money Market Mutual Funds
(Cost $3,138,935)		3,138,935

Total Investments (100.24%)
(Cost $63,006,547)		$63,533,348

Liabilities Less Other Assets (-0.24%)		(149,671)

Net Assets (100.00%)		$63,383,677

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

(a)	This security is restricted. See the table on the following page for additional information regarding each security. Included in the table are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.
(b)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(c)	This security is insured. In the event of a default by the bond issuer, the insurer, as noted in the security description, guarantees scheduled principal and interest payments will be made when due.
(d)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. A description of the reference rate and the rate in effect as of March 31, 2019 is provided on the next page. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	This security is prerefunded in advance of the next call date.

See Notes to Quarterly Statements of Investments.

Restricted Securities
Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Value	Value as Percentage of Net Assets
Huntington Ingalls Industries, Inc. - 144A	5.000%	11/15/2025	08/24/2017-09/22/2017	$340,549	$333,125	0.53%^
New Hope Cultural Education Facilities Finance Corp. - 144A	5.000%	08/15/2019	05/25/2017	140,000	140,192	0.22%
Virginia Small Business Financing Authority - 144A	4.200%	07/01/2050	12/28/2017-12/12/2018	2,500,000	2,504,350	3.95%
				$2,980,549	$2,977,667	4.70%

^	144A securities with a liquid trading market as determined by the Advisor under the supervision of the Board of Trustees. Such securities represent 0.53% of the Fund's net assets as of March 31, 2019.

See Notes to Quarterly Statements of Investments.

Segall Bryant & Hamill Colorado Tax Free Fund AS OF MARCH 31, 2019 (Unaudited)

	Principal Amount	Value
Municipal Bonds (97.06%)
Certificate Participation (12.63%)
Education (3.58%)
Denver City & County School District No 1:
2.60%, 12/15/21	$1,250,000	$1,252,788
5.00%, 12/01/33(a)	3,700,000	3,906,608
5.00%, 12/01/36(a)	3,980,000	4,196,870
Pueblo County School District No 70:
2.10%, 01/15/20	215,000	215,533
2.38%, 01/15/21(a)	270,000	270,111
State of Colorado:
4.00%, 03/15/30(a)	850,000	893,596
		10,735,506
General (7.91%)
Auraria Higher Education Center:
6.00%, 05/01/24(a)(b)	499,000	500,792
City & County of Denver Co.:
5.25%, 05/01/20 NATL(c)	1,325,000	1,352,679
5.38%, 06/01/43(a)	7,000,000	8,196,090
City of Aurora Co.:
5.00%, 12/01/34(a)	450,000	529,191
5.00%, 12/01/35(a)	615,000	721,075
Denver Health & Hospital Authority:
5.00%, 12/01/30(a)	350,000	409,629
5.00%, 12/01/31(a)	350,000	406,269
5.00%, 12/01/32(a)	225,000	259,169
5.00%, 12/01/33(a)	240,000	276,281
5.00%, 12/01/48(a)	1,900,000	2,120,020
Regional Transportation District:
4.38%, 06/01/39(a)	4,000,000	4,258,680
4.50%, 06/01/44(a)	1,555,000	1,660,647
State of Colorado:
2.66%, 09/01/20	2,070,000	2,074,803
State of Colorado Department of Transportation:
5.00%, 06/15/41(a)	1,005,000	1,010,839
		23,776,164
General Obligation (1.14%)
Town of Firestone Co.:
5.00%, 12/01/42(a)	3,000,000	3,431,520
Total Certificate Participation		37,943,190

General Obligation Ltd (4.28%)
Development (3.09%)
BNC Metropolitan District No 1:
5.00%, 12/01/32 BAM(a)(c)	360,000	418,338
5.00%, 12/01/37 BAM(a)(c)	545,000	622,766
Bradburn Metropolitan District No 2:
4.00%, 12/01/28	500,000	495,235
5.00%, 12/01/38(a)	600,000	625,176
Bromley Park Metropolitan District No 2:
6.38%, 12/15/47(a)	1,000,000	1,009,470
Cherry Creek Corporate Center Metropolitan District:
5.00%, 06/01/37(a)	750,000	755,445
Cornerstar Metropolitan District:
5.13%, 12/01/37(a)	1,000,000	1,037,910
Serenity Ridge Metropolitan District No 2:
5.13%, 12/01/43(a)	725,000	744,118
Sierra Ridge Metropolitan District No 2:
5.50%, 12/01/46(a)	1,000,000	1,027,300
Sterling Hills West Metropolitan District:
5.00%, 12/01/39(a)	750,000	831,952
Tallyns Reach Metropolitan District No 3:
6.75%, 11/01/38(a)	1,720,000	1,729,254
		9,296,964
General Obligation (1.19%)
Eaton Area Park & Recreation District:
5.50%, 12/01/30(a)	470,000	501,871
Fossil Ridge Metropolitan District No 3:
5.00%, 12/01/44(a)	1,000,000	1,019,860
5.00%, 12/01/36(a)	2,000,000	2,053,440
		3,575,171
Total General Obligation Ltd		12,872,135

General Obligation Unltd (12.31%)
Build America Bonds (0.51%)
Arapahoe County Water & Wastewater Public Improvement District:
6.48%, 12/01/39	1,500,000	1,537,980

Development (6.59%)
Beacon Point Metropolitan District:
5.00%, 12/01/30 AGM(a)(c)	1,000,000	1,163,920
Central Platte Valley Metropolitan District:
5.00%, 12/01/43(a)	3,500,000	3,697,715
5.38%, 12/01/33(a)	1,600,000	1,798,928
5.50%, 12/01/29(a)	750,000	854,175
6.00%, 12/01/38(a)	1,000,000	1,148,040
Copperleaf Metropolitan District No 2:
5.75%, 12/01/45(a)	2,000,000	2,095,880

	Principal Amount	Value
Development (continued)
Cross Creek Metropolitan District No 2:
5.00%, 12/01/34(a)(c)	$2,480,000	$2,963,302
Eagle Shadow Metropolitan District No 1:
5.00%, 11/15/32(a)	500,000	537,750
SBC Metropolitan District:
5.00%, 12/01/34 AGM(a)(c)	205,000	236,433
Tallyns Reach Metropolitan District No 3:
Series AD VALOREM PROPERTY TAX, 4.00%, 12/01/21	1,205,000	1,267,636
Vista Ridge Metropolitan District:
5.00%, 12/01/27 BAM(a)(c)	485,000	567,620
5.00%, 12/01/28 BAM(a)(c)	750,000	874,567
5.00%, 12/01/31 BAM(a)(c)	1,250,000	1,433,363
Wheatlands Metropolitan District:
5.00%, 12/01/30 BAM(a)(c)	1,000,000	1,163,250
		19,802,579
General Obligation (2.63%)
Anthem West Metropolitan District:
5.00%, 12/01/35 BAM(a)(c)	1,165,000	1,331,851
Commonwealth of Puerto Rico (Puerto Rico):
5.25%, 07/01/20 AGM(c)	1,800,000	1,849,662
5.25%, 07/01/24 AGM(a)(c)	100,000	105,924
5.50%, 07/01/19 AGM(c)	1,630,000	1,640,465
Grand River Hospital District:
5.25%, 12/01/32 AGM(a)(c)	1,000,000	1,199,270
5.25%, 12/01/33 AGM(a)(c)	1,000,000	1,192,030
High Plains Metropolitan District:
5.00%, 12/01/35 NATL(a)(c)	500,000	578,610
		7,897,812
School District (2.58%)
Arapahoe County School District No 6 Littleton:
5.50%, 12/01/43(a)	5,000,000	6,220,300
Douglas County School District No Re-1 Douglas & Elbert Counties:
zero coupon, 12/15/22	1,660,000	1,550,689
		7,770,989
Total General Obligation Unltd		37,009,360

Government Related (8.47%)
Local Authority (8.47%)
Arapahoe County Water & Wastewater Authority:
6.68%, 12/01/39(a)	1,000,000	1,026,160
Aspen Public Facilities Authority:
5.88%, 09/01/32 AGM(a)(c)	880,000	882,464
City & County of Denver Co.:
3.29%, 08/01/24	1,500,000	1,538,640
City of Colorado Springs Co. Utilities System Revenue:
4.95%, 11/15/24	4,000,000	4,307,040
Colorado Housing & Finance Authority:
2.50%, 04/01/20	845,000	842,921
2.63%, 10/01/20	715,000	714,643
2.75%, 04/01/21	1,690,000	1,694,749
2.80%, 10/01/21	550,000	552,723
2.90%, 11/01/20	510,000	511,958
Denver City & County School District No 1:
2.02%, 12/15/19	1,460,000	1,454,364
2.17%, 12/15/20	2,000,000	1,988,460
2.80%, 12/15/22	1,500,000	1,513,770
Hyland Hills Park & Recreation District:
1.70%, 12/15/19	425,000	421,638
2.00%, 12/15/20	150,000	148,249
2.15%, 12/15/21	135,000	132,966
Park Creek Metropolitan District:
2.85%, 12/01/21	500,000	501,985
3.15%, 12/01/23	405,000	411,087
3.20%, 12/01/19	250,000	250,440
3.30%, 12/01/24	425,000	433,262
3.45%, 12/01/25	500,000	511,900
3.55%, 12/01/22	665,000	677,901
3.60%, 12/01/26(a)	300,000	307,827
3.65%, 12/01/23	805,000	823,942
3.80%, 12/01/24	440,000	452,307
State of Colorado:
7.02%, 03/15/31(a)(b)	1,000,000	1,083,180
University of Colorado:
6.11%, 06/01/29(a)(b)	2,250,000	2,262,577
		25,447,153
Total Government Related		25,447,153

Revenue Bonds (57.69%)
Airport (1.90%)
City & County of Denver Co. Airport System Revenue:
1M US L + 0.86%, 11/15/31(a)(d)	4,365,000	4,368,492
Grand Junction Regional Airport Authority:
5.00%, 12/01/31 NATL(a)(c)	1,155,000	1,339,950
		5,708,442
Development (3.69%)
Denver Convention Center Hotel Authority:
5.00%, 12/01/31(a)	1,500,000	1,692,225
5.00%, 12/01/32(a)	500,000	563,440
5.00%, 12/01/33(a)	500,000	563,805

	Principal Amount	Value
Development (continued)
Park Creek Metropolitan District:
5.00%, 12/01/26(a)	$730,000	$846,661
5.00%, 12/01/27(a)	620,000	715,778
5.00%, 12/01/45(a)	550,000	600,996
5.00%, 12/01/37(a)	325,000	361,062
5.00%, 12/01/41(a)	1,500,000	1,651,275
5.00%, 12/01/46(a)	3,750,000	4,095,375
		11,090,617
Education (7.46%)
Colorado Educational & Cultural Facilities Authority:
144A - 3.75%, 07/01/26(e)	1,000,000	987,130
4.00%, 04/01/22	130,000	132,120
144A - 4.13%, 07/01/26(a)(e)	625,000	634,087
5.00%, 10/01/19(b)	115,000	116,952
5.00%, 05/01/35(a)	3,145,000	3,411,822
5.00%, 05/15/29(a)	2,600,000	3,055,494
5.00%, 11/01/30(a)	500,000	559,555
5.00%, 07/01/36(a)	1,000,000	1,098,130
5.00%, 12/15/31(a)	715,000	811,253
5.00%, 08/01/36(a)	1,140,000	1,264,032
5.00%, 06/01/36(a)	1,580,000	1,755,775
5.00%, 08/15/30(a)	750,000	831,173
5.00%, 11/15/24	435,000	491,441
5.00%, 11/15/31(a)	1,000,000	1,106,910
144A - 5.00%, 07/01/36(a)(e)	1,000,000	1,029,310
144A - 5.00%, 09/01/36(a)(e)	1,000,000	1,005,370
5.00%, 12/01/31(a)	1,500,000	1,671,285
144A - 5.00%, 09/01/46(a)(e)	500,000	500,655
5.00%, 10/01/32(a)	1,340,000	1,468,091
Series CHARTER SCHOOL AID, 5.63%, 01/15/44(a)	470,000	495,817
		22,426,402
Facilities (0.17%)
City & County of Denver Co. Golf Revenue:
5.00%, 09/01/19(a)	500,000	501,405

General (8.30%)
City & County of Denver Co.:
0.00%, 08/01/30(a)	500,000	341,745
0.00%, 08/01/35(a)	2,800,000	1,501,948
0.00%, 08/01/36(a)	2,550,000	1,301,010
0.00%, 08/01/37(a)	2,910,000	1,412,252
5.00%, 08/01/48(a)	4,000,000	4,585,920
City of Commerce City Co.:
4.25%, 08/01/40 AGM(a)(c)	1,155,000	1,213,639
5.00%, 08/01/28 AGM(a)(c)	600,000	685,446
City of Idaho Springs Co. Sales Tax Revenue:
5.00%, 12/01/33(a)(c)	490,000	574,153
5.00%, 12/01/34(a)(c)	525,000	613,394
Hyland Hills Park & Recreation District:
2.00%, 12/15/21	250,000	251,660
2.00%, 12/15/22	300,000	301,944
3.00%, 12/15/23	200,000	210,102
Regional Transportation District:
6.00%, 01/15/41(a)	6,830,000	7,018,167
6.00%, 01/15/34(a)	4,000,000	4,117,320
6.00%, 01/15/26(a)	800,000	824,584
		24,953,284
Higher Education (5.45%)
Auraria Higher Education Center:
4.00%, 04/01/29 AGM(a)(c)	3,500,000	3,816,295
Colorado Educational & Cultural Facilities Authority:
4.00%, 03/01/33(a)	1,125,000	1,227,318
5.00%, 10/01/36(a)	1,500,000	1,712,610
5.00%, 10/01/34(a)	1,975,000	2,165,252
Colorado School of Mines:
4.00%, 12/01/37(a)	225,000	241,193
5.00%, 12/01/29(a)	275,000	333,778
5.00%, 12/01/30(a)	325,000	391,596
5.00%, 12/01/31(a)	360,000	431,111
1M US L + 0.50%, 02/01/23(a)(d)	4,925,000	4,929,630
Metropolitan State University of Denver:
4.00%, 12/01/28(a)	715,000	797,375
University of Colorado:
4.00%, 06/01/32(a)	300,000	329,772
		16,375,930
Medical (14.44%)
Aspen Valley Hospital District:
5.00%, 10/15/30(a)	1,650,000	1,769,757

	Principal Amount	Value
Medical (continued)
Colorado Health Facilities Authority:
2.80%, 05/15/42(a)	$3,000,000	$3,066,840
4.00%, 05/15/29(a)	1,695,000	1,870,755
4.00%, 09/01/21	255,000	267,939
4.00%, 05/15/35(a)	350,000	370,244
5.00%, 05/15/30(a)	500,000	570,935
5.00%, 05/15/40(a)	1,000,000	1,108,900
5.00%, 12/01/29(a)	1,010,000	1,187,800
5.00%, 12/01/24(a)	1,000,000	1,099,600
Series HLTH, HOSP, NURSHOME REV., 5.00%, 02/01/22	200,000	211,438
Series HLTH, HOSP, NURSHOME REV., 5.00%, 02/01/23	520,000	558,314
5.00%, 01/01/40(a)	7,000,000	7,147,420
5.00%, 02/01/41(a)	1,355,000	1,403,157
5.00%, 02/01/23(a)	500,000	527,550
5.00%, 09/01/29(a)	1,000,000	1,155,010
5.00%, 10/01/32(a)	500,000	542,940
5.00%, 05/15/23	370,000	411,518
5.00%, 05/15/24	575,000	651,302
5.00%, 05/15/25	790,000	909,827
5.00%, 05/15/26	540,000	631,195
5.00%, 05/15/28(a)	535,000	631,043
5.00%, 05/15/29(a)	425,000	499,345
5.00%, 05/15/30(a)	710,000	828,819
5.00%, 05/15/31(a)	1,155,000	1,336,046
5.00%, 05/15/32(a)	1,650,000	1,903,110
5.25%, 01/01/45(a)	1,000,000	1,073,790
5.25%, 07/01/24(a)	1,000,000	1,008,810
5.25%, 02/01/31(a)	1,550,000	1,632,196
6.25%, 10/01/33(a)	1,250,000	1,255,050
Denver Health & Hospital Authority:
5.00%, 12/01/39(a)	1,500,000	1,616,400
3M US L + 1.10%, 12/01/33(a)(d)	2,255,000	2,168,746
University of Colorado Hospital Authority:
4.00%, 11/15/42(a)	1,250,000	1,286,800
5.00%, 11/15/36(a)	2,470,000	2,696,104
		43,398,700
Multifamily Hsg (2.00%)
Colorado Housing & Finance Authority:
2.15%, 01/01/38	6,000,000	6,011,100

Nursing Homes (3.50%)
Colorado Health Facilities Authority:
3.13%, 05/15/27(a)	1,250,000	1,251,275
4.00%, 01/01/21	255,000	261,403
4.00%, 01/01/22	265,000	274,983
5.00%, 06/01/22	750,000	811,500
5.00%, 06/01/31(a)	1,250,000	1,417,400
5.00%, 06/01/32(a)	1,750,000	1,973,282
5.00%, 05/15/39(a)	1,045,000	1,094,387
5.00%, 05/15/48(a)	3,290,000	3,425,087
		10,509,317
Power (0.12%)
Puerto Rico Electric Power Authority (Puerto Rico):
3M US L + 0.52%, 07/01/29 AGM(a)(c)(d)	400,000	376,000

Single Family Hsg (1.75%)
Colorado Housing & Finance Authority:
1.70%, 11/01/20(f)	1,755,000	1,757,211
1.75%, 05/01/21	1,780,000	1,782,724
1.80%, 11/01/21(f)	1,715,000	1,718,207
		5,258,142
Transportation (6.50%)
Colorado Bridge Enterprise:
4.00%, 12/31/24	1,610,000	1,755,029
4.00%, 12/31/28(a)	2,760,000	3,041,686
4.00%, 06/30/29(a)	4,525,000	4,951,526
4.00%, 12/31/29(a)	2,705,000	2,949,424
4.00%, 06/30/30(a)	3,115,000	3,372,299
4.00%, 06/30/31(a)	665,000	713,565
Colorado High Performance Transportation Enterprise:
5.00%, 12/31/47(a)	1,600,000	1,736,016
E-470 Public Highway Authority:
1M US L + 1.05%, 09/01/39(a)(d)	1,000,000	1,008,800
		19,528,345
Water (2.41%)
Centennial Water & Sanitation District:
5.25%, 12/01/48	6,000,000	7,247,100
Total Revenue Bonds		173,384,784

Tax Allocation (1.68%)
Development (0.11%)
Park Creek Metropolitan District:
5.00%, 12/01/36(a)	300,000	334,434

General (1.57%)
Plaza Metropolitan District No 1:
144A - 5.00%, 12/01/22(e)	1,500,000	1,605,450

	Principal Amount	Value
General (continued)
Thornton Development Authority:
5.00%, 12/01/24	$440,000	$508,768
5.00%, 12/01/25(a)	325,000	377,318
5.00%, 12/01/26(a)	425,000	492,443
5.00%, 12/01/30(a)	500,000	574,170
5.00%, 12/01/31(a)	1,000,000	1,146,320
		4,704,469
Total Tax Allocation		5,038,903

Total Municipal Bonds
(Cost $289,478,169)		291,695,525

	Shares	Value
Money Market Mutual Funds (4.25%)
Goldman Sachs Government Fund, (7 Day Yield 2.324%)	12,771,176	12,771,176
Total Money Market Mutual Funds
(Cost $12,771,176)		12,771,176

Total Investments (101.31%)
(Cost $302,249,345)		$304,466,701

Liabilities Less Other Assets (-1.31%)		(3,937,730)

Net Assets (100.00%)		$300,528,971

Libor Rates:

1M US L - 1 Month LIBOR as of March 31, 2019 was 2.50%

3M US L - 3 Month LIBOR as of March 31, 2019 was 2.60%

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

(a)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(b)	This security is prerefunded in advance of the next call date.
(c)	This security is insured. In the event of a default by the bond issuer, the insurer, as noted in the security description, guarantees scheduled principal and interest payments will be made when due.
(d)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. A description of the reference rate and the rate in effect as of March 31, 2019 is provided below. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	This security is restricted. See the table on the following page for additional information regarding each security. Included in the table are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.
(f)	When - Issued Security/Forward Commitment Security.

See Notes to Quarterly Statements of Investments.

Restricted Securities
Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Value	Value as Percentage of Net Assets
Colorado Educational & Cultural Facilities Authority - 144A	4.125%	07/01/2026	06/02/2015	$625,000	$634,087	0.21%
Colorado Educational & Cultural Facilities Authority - 144A	3.750%	07/01/2026	07/27/2017	988,320	987,130	0.33%
Colorado Educational & Cultural Facilities Authority - 144A	5.000%	07/01/2036	08/18/2016	1,043,477	1,029,310	0.34%
Colorado Educational & Cultural Facilities Authority - 144A	5.000%	09/01/2036	09/13/2016	1,016,137	1,005,370	0.33%
Colorado Educational & Cultural Facilities Authority - 144A	5.000%	09/01/2046	09/14/2016	508,421	500,655	0.17%
Plaza Metropolitan District No 1 - 144A	5.000%	12/01/2022	01/30/2013 - 03/26/2018	1,577,743	1,605,450	0.54%
				$5,759,098	$5,762,002	1.92%

See Notes to Quarterly Statements of Investments.

COMMON ABBREVIATIONS		CURRENCY ABBREVIATIONS
AB	Aktiebolag is the Swedish equivalent of the term corporation.	AED	United Arab Emirates Dirham
ADR	American Depositary Receipt.	AUD	Australian Dollar
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.	BRL	Brazilian Dollar
AGC	Assured Guaranty Corporation.	CAD	Canadian Dollar
AGM	Assured Guaranty Municipal.	CHF	Swiss Franc
AS	Andonim Sirketi, Joint Stock Company in Turkey.	CLP	Chilean Peso
A/S	Aktieselskab, Joint Stock Company in Denmark.	COP	Colombian Peso
BV	Besloten Vennootschap is the Dutch term for a private limited liability corporation	CZK	Czech Republic Koruna
LIBOR	London Interbank Offered Rate	DKK	Danish Krone
LLC	Limited Liability Company.	EUR	Euro Currency
LP	Limited Partnership.	GBP	British Pound
Ltd.	Limited.	HKD	Hong Kong Dollar
NA	National Association.	HUF	Hungarian Forint
NATL	National	IDR	Indonesian Rupiah
NV	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.	ILS	Israeli Shekel
PLC	Public Limited Company.	INR	Indian Rupee
REIT(s)	Real Estate Investment Trust.	JPY	Japanese Yen
SA	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.	KRW	South Korean Won
SAB de CV	Sociedad Anónima Bursátil de Capital Variable is the Mexican term for publicly traded companies	MXN	Mexican Peso
SARL	Societe Anonyme a Responsabilite Limitee is the French term for Limited Liability Company.	NOK	Norwegian Krone
SE	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.	NZD	New Zealand Dollar
		PEN	Peruvian Sol
		PHP	Philippine Peso
		PLN	Polish Zloty
		QAR	Qatari Rial
		RUB	Russian Ruble
		SEK	Swedish Krona
		SGD	Singapore Dollar
		THB	Thai Baht
		TRY	Turkish Lira
		TWD	New Taiwan Dollar
		ZAR	South African Rand

NOTES TO QUARTERLY STATEMENTS OF INVESTMENTS

March 31, 2019 (Unaudited)

1. ORGANIZATION

Segall Bryant & Hamill Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Interests in the Segall Bryant & Hamill Micro Cap Fund, Segall Bryant & Hamill Small Cap Value Dividend Fund, Segall Bryant & Hamill Small Cap Growth Fund, Segall Bryant & Hamill Smid Cap Value Dividend Fund, Segall Bryant & Hamill Mid Cap Value Dividend Fund, Segall Bryant & Hamill Large Cap Dividend Fund, Segall Bryant & Hamill Fundamental International Small Cap Fund, Segall Bryant & Hamill Global Large Cap Fund, Segall Bryant & Hamill Short Term Plus Fund, Segall Bryant & Hamill Plus Bond Fund, Segall Bryant & Hamill Quality High Yield Fund, Segall Bryant & Hamill Municipal Opportunities Fund and Segall Bryant & Hamill Colorado Tax Free Fund (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust. All of the Funds also offer Institutional Class shares except Segall Bryant & Hamill Micro Cap Fund. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, the following policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the Prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the bid price.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over the counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. When an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value, the fair value of those securities are determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange.

Forward foreign currency contracts have a market value determined by the prevailing daily foreign currency exchange rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign currency exchange rates and foreign currency exchange forward rates may generally be obtained at the close of the NYSE.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Fixed-income obligations having a remaining maturity of greater than 60 days are typically valued at the evaluated prices formulated by an independent pricing service.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Market, Credit and Counterparty Risk – In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Securities Traded on Foreign Exchanges – All of the Funds, except the Segall Bryant & Hamill Colorado Tax Free Fund, may invest at least a portion of their assets in foreign securities. As of March 31, 2019, all Funds were primarily invested in securities traded on U.S. exchanges, except Segall Bryant & Hamill Fundamental International Small Cap Fund and Segall Bryant & Hamill Global Large Cap Fund. In the event that a Fund executes a security transaction on a foreign exchange, the Fund will generally enter into a foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Country Risk – As of March 31, 2019, the Segall Bryant & Hamill Global Large Cap Fund invested a significant percentage of its assets in Switzerland and the Segall Bryant & Hamill Fundamental International Small Cap Fund invested a significant percentage of its assets in Japan, Australia and China. Therefore, they may be more affected by economic developments and currency fluctuations in these countries.

Sector Concentration Risk – The Funds may concentrate investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period.

When-Issued/Forward Commitment Securities – Each Fund may purchase or sell securities on a “when-issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. In accordance with SEC guidance, each Fund segregates liquid assets in an amount sufficient to satisfy the purchase price. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-U.S. securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

3. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 – Quoted & Unadjusted Prices in active markets for identical investments

Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2019 in valuing the Funds’ assets:

Segall Bryant & Hamill Micro Cap Fund
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$3,777,460	$–	$–	$3,777,460
Total	$3,777,460	$–	$–	$3,777,460

Segall Bryant & Hamill Small Cap Value Dividend Fund
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$97,444,323	$–	$–	$97,444,323
Money Market Mutual Funds	5,929,359	–	–	5,929,359
Total	$103,373,682	$–	$–	$103,373,682

Segall Bryant & Hamill Small Cap Growth Fund
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$73,311,493	$–	$–	$73,311,493
Money Market Mutual Funds	3,070,494	–	–	3,070,494
Total	$76,381,987	$–	$–	$76,381,987

Segall Bryant & Hamill Smid Cap Value Dividend Fund
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$974,911	$–	$–	$974,911
Money Market Mutual Funds	9,581	–	–	9,581
Total	$984,492	$–	$–	$984,492

Segall Bryant & Hamill Mid Cap Value Dividend Fund
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$90,947,550	$–	$–	$90,947,550
Money Market Mutual Funds	3,718,426	–	–	3,718,426
Total	$94,665,976	$–	$–	$94,665,976

Segall Bryant & Hamill Large Cap Dividend Fund
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$9,299,686	$–	$–	$9,299,686
Money Market Mutual Funds	400,069	–	–	400,069
Total	$9,699,755	$–	$–	$9,699,755

Segall Bryant & Hamill Fundamental International Small Cap Fund
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$29,767,909	$–	$–	$29,767,909
Money Market Mutual Funds	2,038,119	–	–	2,038,119
Total	$31,806,028	$–	$–	$31,806,028

Other Financial Instruments**
Assets
Forward Foreign Currency Contracts	$–	$106,215	$–	$106,215
Liabilities
Forward Foreign Currency Contracts	–	(117,689)	–	(117,689)
Total	$–	$(11,474)	$–	$(11,474)

Segall Bryant & Hamill Global Large Cap Fund
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$46,609,249	$–	$–	$46,609,249
Money Market Mutual Funds	13,173	–	–	13,173
Total	$46,622,422	$–	$–	$46,622,422

Segall Bryant & Hamill Short Term Plus Fund
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$–	$1,937,342	$–	$1,937,342
Municipal Bonds	–	71,825	–	71,825
Asset Backed Securities	–	103,853	–	103,853
U.S. Treasury Bonds & Notes	–	164,546	–	164,546
Money Market Mutual Funds	143,548	–	–	143,548
Total	$143,548	$2,277,566	$–	$2,421,114

Segall Bryant & Hamill Plus Bond Fund
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Preferred Stocks	$–	$1,096,242	$–	$1,096,242
Corporate Bonds	–	522,558,038	–	522,558,038
Municipal Bonds	–	89,525,978	–	89,525,978
Asset Backed Securities	–	50,650,314	–	50,650,314
Commercial Mortgage-Backed Securities	–	24,582,179	–	24,582,179
Mortgage-Backed Securities Passthrough	–	365,199,720	–	365,199,720
Residential Mortgage-Backed Securities	–	23,546,418	–	23,546,418
U.S. Treasury Bonds & Notes	–	178,981,904	–	178,981,904
Money Market Mutual Funds	2,880,600	–	–	2,880,600
Total	$2,880,600	$1,256,140,793	$–	$1,259,021,393

Segall Bryant & Hamill Quality High Yield Fund
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$–	$54,138,556	$–	$54,138,556
Commercial Mortgage-Backed Securities	–	2,000,790	–	2,000,790
Money Market Mutual Funds	830,045	–	–	830,045
Total	$830,045	$56,139,346	$–	$56,969,391

Segall Bryant & Hamill Municipal Opportunities Fund
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$–	$333,125	$–	$333,125
Municipal Bonds	–	57,870,524	–	57,870,524
Asset Backed Securities	–	2,190,764	–	2,190,764
Money Market Mutual Funds	3,138,935	–	–	3,138,935
Total	$3,138,935	$60,394,413	$–	$63,533,348

Segall Bryant & Hamill Colorado Tax Free Fund
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$291,695,525	$–	$291,695,525
Money Market Mutual Funds	12,771,176	–	–	12,771,176
Total	$12,771,176	$291,695,525	$–	$304,466,701

*	For detailed descriptions of industry and/or geography classifications, see the accompanying Portfolio of Investments.
**	Other financial instruments are derivative instruments not reflected in the Statements of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Segall Bryant & Hamill Quality High Yield Fund
Investments in Securities	Balance as of December 31, 2018	Accrued discount/ premium	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Paydowns	Transfer in and/ or (out) of Level 3	Balance as of March 31, 2019	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at March 31, 2019
Commercial Mortgage-Backed Security	$1,260,691	$54,776	$375,646	$(183,957)	$(1,507,156)	$-	$-	$-
Total	$1,260,691	$54,776	$375,646	$(183,957)	$(1,507,156)	$-	$-	$-

Segall Bryant & Hamill Plus Bond Fund
Investments in Securities	Balance as of December 31, 2018	Accrued discount/ premium	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Paydowns	Transfer in and/ or (out) of Level 3	Balance as of March 31, 2019	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at March 31, 2019
Commercial Mortgage-Backed Security	$3,221,765	$139,984	$959,985	$(470,115)	$(3,851,619)	$-	$-	$-
Total	$3,221,765	$139,984	$959,985	$(470,115)	$(3,851,619)	$-	$-	$-

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair value measurements using significant other observable inputs (Level 2), the Funds generally utilize an independent pricing service which utilizes evaluated pricing models that vary by asset class and incorporate available trade, bid and other market information, and for structured securities also incorporate cash flow and, when available, loan performance data. The independent pricing service’s evaluated pricing models apply available market information through processes such as benchmark curves, benchmarking of similar securities, and sector groupings. For certain securities, the independent pricing service uses model processes, such as the Option Adjusted Spread (benchmark driven) model, to assess interest rate impact and develop prepayment scenarios. With respect to trades and bids, the independent pricing service reviews the lot size to determine whether the information is representative of an orderly trading market. If the independent pricing service determines that trade or bid information is not consistent with other information available, the trade or bid will not be reflected in the evaluated price.

Corporate bonds, Municipal bonds, U.S. Government & Agency Obligations, and U.S. Treasury bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Forward foreign currency contracts are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services.

In the event the independent pricing service is unable to provide an evaluated price for a security or Segall Bryant & Hamill, LLC (the “Adviser”) believes the price provided is not reliable, securities of the Funds may be valued in good faith as described above in Note 2. In these instances, the compliance department will typically seek input from the investment team of the Fund since they are typically the most knowledgeable of the relevant factors in valuing the securities. The Adviser may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

At least quarterly, the Adviser receives a report on the pricing for all fair valued securities during the period along with any actual sales prices, broker quotes and/or pricing from the independent pricing service. The Adviser uses this information to analyze changes in fair value measurements over the period and as a back test of pricing methods.

Then on at least a quarterly basis, the Adviser presents the factors considered in determining the fair value measurements and presents that information to the Audit Committee of the Board of Trustees which meets at least quarterly. The Audit Committee of the Board of Trustees then will provide a recommendation to the Board of Trustees for approval of the fair value measurements.